UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Fund

Parametric International Equity Fund

Parametric Volatility Risk Premium — Defensive Fund

Parametric Emerging Markets Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Argentina — 0.7%
Adecoagro SA(1)	162,806	$1,256,862
Arcos Dorados Holdings, Inc., Class A	330,114	3,004,037
Banco Macro SA, Class B ADR	6,487	628,720
BBVA Banco Frances SA ADR	25,288	562,658
Cresud SA ADR	42,441	871,738
Grupo Financiero Galicia SA, Class B ADR	30,387	1,942,337
IRSA Inversiones y Representaciones SA ADR	35,110	805,775
MercadoLibre, Inc.	13,622	4,626,168
Pampa Energia SA ADR(1)	50,499	2,880,463
Transportadora de Gas del Sur SA ADR(1)	20,764	395,762
YPF SA ADR	121,524	2,660,160

		$19,634,680

Bahrain — 0.6%
Ahli United Bank BSC	14,948,141	$8,603,375
Al Salam Bank-Bahrain BSC	11,920,388	3,299,697
GFH Financial Group BSC	11,076,329	3,696,324
Ithmaar Holding BSC(1)	14,771,027	1,492,021

		$17,091,417

Bangladesh — 0.7%
ACI, Ltd.	60,159	$263,473
Aftab Automobiles, Ltd.	349,827	240,770
Bangladesh Export Import Co., Ltd.	3,834,762	1,457,521
Bangladesh Submarine Cable Co., Ltd.	192,647	217,764
Beximco Pharmaceuticals, Ltd.	457,495	579,779
BSRM Steels, Ltd.	1,068,413	983,004
City Bank, Ltd. (The)	1,250,881	537,258
CVO Petrochemical Refinery, Ltd.(1)	90,270	242,515
Grameenphone, Ltd.	551,510	3,112,480
Heidelberger Cement Bangladesh, Ltd.	146,500	668,579
Islami Bank Bangladesh, Ltd.	1,269,074	387,593
Jamuna Oil Co., Ltd.	180,599	406,901
Khulna Power Co., Ltd.	757,470	492,264
LankaBangla Finance, Ltd.	829,367	296,526
Meghna Petroleum, Ltd.	174,079	389,429
National Bank, Ltd.(1)	3,910,869	551,879
Olympic Industries, Ltd.	607,819	1,941,507
Orion Pharma, Ltd.	258,206	138,005
Padma Oil Co., Ltd.	195,600	553,938
People’s Leasing and Financial Services, Ltd.(1)	1,467,409	183,834
Pubali Bank, Ltd.	2,232,003	605,582
Renata, Ltd.	27,547	419,638
Singer Bangladesh, Ltd.	142,500	294,956
Social Islami Bank, Ltd.	1,610,176	366,373
Southeast Bank, Ltd.	1,630,632	355,395
Square Pharmaceuticals, Ltd.	465,938	1,726,800

Security	Shares	Value
Summit Power, Ltd.	1,655,358	$744,709
Titas Gas Transmission & Distribution Co., Ltd.	1,020,740	496,397
Unique Hotel & Resorts, Ltd.	1,020,672	683,432
United Airways Bangladesh, Ltd.(1)	6,170,401	334,050
United Commercial Bank, Ltd.	1,220,971	291,031

		$19,963,382

Botswana — 0.4%
Barclays Bank of Botswana, Ltd.	1,539,465	$958,189
Botswana Insurance Holdings, Ltd.	859,111	1,545,306
First National Bank of Botswana, Ltd.	7,940,100	1,770,192
Letshego Holdings, Ltd.	17,758,614	3,344,017
Sechaba Breweries Holdings, Ltd.	1,220,550	2,410,489
Standard Chartered Bank Botswana, Ltd.	531,120	254,931

		$10,283,124

Brazil — 5.6%
AES Tiete Energia SA	98,400	$320,210
AMBEV SA	1,387,850	9,242,561
B2W Cia Digital(1)	144,970	1,195,945
B3 SA – Brasil Bolsa Balcao	304,500	2,199,089
Banco Bradesco SA, PFC Shares	449,722	4,437,911
Banco do Brasil SA	172,498	1,807,113
Banco do Estado do Rio Grande do Sul, PFC Shares	93,300	535,053
BB Seguridade Participacoes SA	142,700	1,119,375
BR Malls Participacoes SA	146,211	455,762
Bradespar SA, PFC Shares	50,800	515,657
Braskem SA, PFC Shares	57,460	748,758
BRF SA(1)	288,140	2,039,813
CCR SA	634,000	2,164,490
Centrais Eletricas Brasileiras SA, PFC Shares	291,500	1,897,180
Cia Brasileira de Distribuicao, PFC Shares	63,069	1,417,396
Cia de Saneamento Basico do Estado de Sao Paulo	195,260	1,959,734
Cia de Saneamento de Minas Gerais-COPASA	34,800	500,662
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	31,790	617,070
Cia Energetica de Minas Gerais SA, PFC Shares	540,555	1,305,405
Cia Energetica de Sao Paulo, Class B, PFC Shares	156,300	783,017
Cia Hering	68,200	371,837
Cia Paranaense de Energia, PFC Shares	85,800	656,138
Cia Siderurgica Nacional SA(1)	205,600	515,291
Cielo SA	1,724,706	9,452,602
Construtora Tenda SA(1)	55,284	402,573
Cosan SA Industria e Comercio	82,300	934,544
CPFL Energia SA	338,972	2,340,641
Cyrela Brazil Realty SA Empreendimentos e Participacoes	235,500	934,417
Duratex SA	162,858	497,425
EcoRodovias Infraestrutura e Logistica SA	166,400	472,619
EDP-Energias do Brasil SA	186,700	740,256
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA(1)	117,480	1,145,557
Embraer SA	194,900	1,231,756
Embraer SA ADR	77,548	1,955,761
Engie Brasil Energia SA	126,500	1,335,703
Equatorial Energia SA	90,400	1,836,024
Estacio Participacoes SA	124,600	1,134,603
Even Construtora e Incorporadora SA(1)	341,400	441,466
Ez Tec Empreendimentos e Participacoes SA	111,998	642,601

Security	Shares	Value
Fibria Celulose SA	69,257	$1,360,349
Fleury SA	304,200	2,267,259
Gafisa SA(1)	55,284	185,900
Gerdau SA, PFC Shares	290,100	1,378,787
Gol Linhas Aereas Inteligentes SA, PFC Shares(1)	97,000	537,720
Hypera SA	177,000	1,591,545
Iochpe Maxion SA	61,000	489,296
Itau Unibanco Holding SA, PFC Shares	344,780	5,020,332
Itausa-Investimentos Itau SA, PFC Shares	412,887	1,604,074
JBS SA	406,725	1,015,884
Klabin SA, PFC Shares	983,700	940,681
Kroton Educacional SA	652,836	2,610,822
Light SA	80,000	400,548
Localiza Rent a Car SA	317,352	2,526,532
Lojas Americanas SA, PFC Shares	342,800	1,952,175
Lojas Renner SA	328,270	3,055,745
Marcopolo SA, PFC Shares	585,600	682,019
Marfrig Global Foods SA(1)	287,155	649,197
Metalurgica Gerdau SA, PFC Shares	260,300	581,053
MRV Engenharia e Participacoes SA	205,500	879,910
Multiplus SA	60,200	491,471
Natura Cosmeticos SA	120,900	1,111,609
Odontoprev SA	688,600	2,954,344
Petroleo Brasileiro SA, PFC Shares	2,133,000	13,985,787
Qualicorp SA	485,600	3,375,303
Randon SA Implementos e Participacoes, PFC Shares	303,500	758,923
Rumo SA(1)	185,919	788,107
Smiles Fidelidade SA	22,500	462,434
Suzano Papel e Celulose SA	91,125	1,068,050
Telefonica Brasil SA, PFC Shares	626,100	8,782,414
TIM Participacoes SA	1,422,350	6,475,931
Totvs SA	306,690	2,801,462
Transmissora Alianca de Energia Electrica SA	91,000	553,034
Ultrapar Participacoes SA	155,384	2,681,252
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	181,750	565,504
Vale SA	749,647	10,414,855
Valid Solucoes SA	100,870	526,924
Via Varejo SA	49,500	420,366
Weg SA	820,352	4,163,581

		$154,415,194

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$602,485
Chimimport AD	329,922	483,551
MonBat AD	60,235	331,326
Petrol AD(1)	25,625	18,987
Sopharma AD	354,600	926,566

		$2,362,915

Chile — 3.1%
AES Gener SA	1,904,140	$533,964
Aguas Andinas SA, Series A	1,752,898	1,165,979
AntarChile SA	88,715	1,608,372
Banco de Chile	16,532,601	2,731,265
Banco de Chile ADR	4,198	411,404

Security	Shares	Value
Banco de Credito e Inversiones SA	35,999	$2,724,693
Banco Santander Chile	43,930,759	3,667,104
Cap SA	79,412	920,535
Cencosud SA	1,566,681	4,658,715
Cia Cervecerias Unidas SA	207,308	2,871,744
Cia Sud Americana de Vapores SA(1)	14,510,741	649,643
Colbun SA	4,152,944	1,032,548
Embotelladora Andina SA, Class B, PFC Shares	393,044	1,954,390
Empresa Nacional de Telecomunicaciones SA	270,924	3,197,500
Empresas CMPC SA	1,264,282	5,190,202
Empresas COPEC SA	702,613	11,455,149
Enel Americas SA	17,888,503	4,083,068
Enel Chile SA	18,347,681	2,273,717
Engie Energia Chile SA	328,455	708,736
Forus SA	132,100	495,353
Inversiones Aguas Metropolitanas SA	218,715	412,212
Inversiones La Construccion SA	34,520	683,804
Itau CorpBanca	133,731,904	1,367,058
Latam Airlines Group SA	412,844	6,333,066
Parque Arauco SA	541,699	1,690,381
Quinenco SA	339,935	1,113,978
Ripley Corp. SA	721,671	782,430
S.A.C.I. Falabella	967,866	9,387,366
Sigdo Koppers SA	440,196	839,685
Sociedad Matriz SAAM SA	6,242,812	649,869
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	92,659	5,060,925
Sonda SA	1,014,743	1,869,472
Vina Concha y Toro SA	864,834	1,973,992

		$84,498,319

China — 12.4%
3SBio, Inc.(1)(2)	1,558,500	$3,348,696
AECC Aviation Power Co., Ltd.	40,221	170,331
Agile Group Holdings, Ltd.	1,096,000	2,161,962
Agricultural Bank of China, Ltd., Class H	2,350,000	1,324,958
Aier Eye Hospital Group Co., Ltd., Class A	66,500	492,623
Air China, Ltd., Class H	1,646,000	2,169,917
Aisino Corp.	70,100	257,511
Alibaba Group Holding, Ltd. ADR(1)	15,200	2,713,808
Aluminum Corp. of China, Ltd., Class H(1)	4,984,000	2,814,898
Angang Steel Co., Ltd., Class H	968,000	1,037,625
Anhui Conch Cement Co., Ltd., Class H	923,000	5,760,883
ANTA Sports Products, Ltd.	513,000	2,927,277
AVIC Aircraft Co., Ltd., Class A	125,600	364,961
Baidu, Inc. ADR(1)	15,800	3,964,220
Bank of Beijing Co., Ltd.	182,760	195,384
Bank of China, Ltd., Class H	4,859,000	2,637,616
Bank of Communications, Ltd., Class H	2,468,900	2,020,262
Bank of Nanjing Co., Ltd.	169,400	225,109
Bank of Ningbo Co., Ltd., Class A	115,300	328,705
Beijing Capital Co., Ltd.	186,400	144,196
Beijing Capital International Airport Co., Ltd., Class H	918,000	1,250,291
Beijing Enterprises Holdings, Ltd.	171,500	856,624
Beijing Enterprises Water Group, Ltd.	3,236,000	1,878,764
Beijing Orient Landscape & Environment Co., Ltd., Class A	79,000	236,895

Security	Shares	Value
Beijing Originwater Technology Co., Ltd., Class A	127,500	$370,173
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A(1)	75,700	326,993
Beijing Tongrentang Co., Ltd.	42,800	239,039
Beijing Water Business Doctor Co., Ltd., Class A	101,700	251,897
Beijing Xinwei Technology Group Co., Ltd.(3)	80,600	0
Beiqi Foton Motor Co., Ltd.	407,100	150,843
BOE Technology Group Co., Ltd., Class A	514,900	350,306
Brilliance China Automotive Holdings, Ltd.	1,086,000	1,933,640
BYD Co., Ltd., Class H	401,200	2,804,816
Cangzhou Mingzhu Plastic Co., Ltd., Class A	104,020	120,971
CGN Power Co., Ltd., Class H(2)	6,666,000	1,817,846
Changchun High & New Technology Industries, Inc., Class A	10,400	329,896
Changjiang Securities Co., Ltd., Class A	213,800	227,515
Chengdu Xingrong Environment Co., Ltd., Class A	243,600	182,914
China Agri-Industries Holdings, Ltd.	2,074,000	870,495
China Biologic Products Holdings, Inc.(1)	32,700	2,840,649
China Bluechemical, Ltd., Class H	1,270,000	333,789
China Cinda Asset Management Co., Ltd., Class H	1,495,000	533,576
China CITIC Bank Corp., Ltd., Class H	840,000	600,472
China Coal Energy Co., Ltd., Class H	2,329,000	1,009,685
China Communications Construction Co., Ltd., Class H	1,612,000	1,857,313
China Communications Services Corp., Ltd., Class H	1,642,000	1,030,880
China Construction Bank Corp., Class H	4,442,630	4,654,359
China Dongxiang Group Co., Ltd.	4,257,000	779,207
China Everbright Bank Co., Ltd.	341,400	217,151
China Everbright International, Ltd.	880,000	1,234,336
China Everbright, Ltd.	408,000	897,831
China Evergrande Group(1)	774,000	2,451,702
China Fortune Land Development Co., Ltd.	52,329	238,984
China Gas Holdings, Ltd.	1,154,200	4,090,115
China Gezhouba Group Co., Ltd.	152,700	198,113
China Huishan Dairy Holdings Co., Ltd.(1)(3)	1,800,000	0
China International Marine Containers Co., Ltd.	482,672	768,161
China International Travel Service Corp., Ltd.	37,600	307,060
China Jinmao Holdings Group, Ltd.	478,000	270,584
China Life Insurance Co., Ltd., Class H	584,000	1,656,199
China Longyuan Power Group Corp., Ltd., Class H	2,157,000	2,118,649
China Mengniu Dairy Co., Ltd.	1,436,000	4,629,363
China Merchants Bank Co., Ltd., Class H	497,524	2,169,403
China Merchants Port Holdings Co., Ltd.	318,035	710,606
China Merchants Securities Co., Ltd.	77,000	199,224
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	188,374	637,984
China Minsheng Banking Corp., Ltd., Class H	1,350,240	1,263,554
China Mobile, Ltd.	1,959,500	18,667,156
China Molybdenum Co., Ltd., Class H	4,203,000	3,158,419
China National Building Material Co., Ltd., Class H	1,138,000	1,329,518
China National Nuclear Power Co., Ltd.	210,800	221,401
China Northern Rare Earth Group High-Tech Co., Ltd.	117,100	229,700
China Oilfield Services, Ltd., Class H	1,294,000	1,291,018
China Overseas Land & Investment, Ltd.	936,160	3,136,727
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	866,650
China Petroleum & Chemical Corp., Class H	9,264,300	9,022,120
China Power International Development, Ltd.	1,381,000	370,194
China Railway Construction Corp., Ltd., Class H	1,393,500	1,650,222

Security	Shares	Value
China Railway Group, Ltd., Class H	2,179,000	$1,746,527
China Resources Beer Holdings Co., Ltd.	964,000	4,151,879
China Resources Gas Group, Ltd.	548,000	2,015,327
China Resources Land, Ltd.	768,000	2,884,397
China Resources Phoenix Healthcare Holdings Co., Ltd.	355,000	464,007
China Resources Power Holdings Co., Ltd.	1,019,600	1,955,707
China Shenhua Energy Co., Ltd., Class H	1,500,500	3,680,513
China Shineway Pharmaceutical Group, Ltd.	381,000	781,304
China Shipbuilding Industry Co., Ltd.(1)	185,800	149,316
China Southern Airlines Co., Ltd., Class H	2,200,000	2,368,873
China Sports Industry Group Co., Ltd.(3)	69,000	126,475
China State Construction Engineering Corp., Ltd.	215,100	283,998
China Taiping Insurance Holdings Co., Ltd.	254,800	852,095
China Telecom Corp., Ltd., Class H	4,948,000	2,398,453
China Travel International Investment Hong Kong, Ltd.	4,692,000	1,749,390
China Unicom (Hong Kong), Ltd.(1)	2,090,372	2,955,888
China United Network Communications, Ltd., Class A(1)	711,800	640,196
China Vanke Co., Ltd., Class H	742,520	3,068,723
China Yangtze Power Co., Ltd.	225,100	570,253
China Yurun Food Group, Ltd.(1)	1,776,000	279,001
Chongqing Changan Automobile Co., Ltd., Class A	98,800	161,044
CIFI Holdings Group Co., Ltd.	772,000	607,910
CITIC Guoan Information Industry Co., Ltd., Class A	138,800	143,459
CITIC, Ltd.	1,152,000	1,756,800
CNOOC, Ltd.	3,893,000	6,585,839
COFCO Tunhe Sugar Co., Ltd.	118,100	137,559
COSCO SHIPPING Development Co., Ltd., Class H(1)	4,252,000	787,421
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,702,000	840,435
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,694,975	1,368,910
COSCO SHIPPING Ports, Ltd.	1,250,000	1,099,343
Country Garden Holdings Co., Ltd.	1,353,631	2,760,140
CSPC Pharmaceutical Group, Ltd.	3,068,000	7,814,375
Ctrip.com International, Ltd. ADR(1)	75,854	3,102,429
Daqin Railway Co., Ltd.	191,900	250,578
Datang International Power Generation Co., Ltd., Class H(1)	4,476,000	1,465,978
Deluxe Family Co., Ltd.	146,700	124,985
Dong-E-E-Jiao Co., Ltd., Class A	41,400	384,579
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,174,070
Dr Peng Telecom & Media Group Co., Ltd.(3)	104,900	229,160
East Money Information Co., Ltd., Class A	113,760	256,395
Financial Street Holdings Co., Ltd., Class A	242,398	345,533
Focus Media Information Technology Co., Ltd., Class A	163,620	288,844
Fullshare Holdings, Ltd.	3,595,000	1,973,687
GD Power Development Co., Ltd.	528,500	236,255
Gemdale Corp.	169,600	299,342
GoerTek, Inc., Class A	63,700	113,383
Golden Eagle Retail Group, Ltd.	739,000	848,940
Great Wall Motor Co., Ltd., Class H	1,771,500	1,837,400
Gree Electric Appliances, Inc. of Zhuhai, Class A	73,500	508,817
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	255,400	288,664
Guangdong Golden Dragon Development, Inc., Class A	82,300	183,489
Guangdong Investment, Ltd.	1,842,000	2,851,106
Guangdong Wens Foodstuffs Group Co., Ltd., Class A	150,300	490,413
Guanghui Energy Co., Ltd.	355,600	224,713

Security	Shares	Value
Guangzhou Automobile Group Co., Ltd., Class H	1,258,013	$2,304,321
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	1,231,048
Guangzhou R&F Properties Co., Ltd., Class H	522,400	1,242,057
Guosen Securities Co., Ltd., Class A	117,628	198,749
Guoyuan Securities Co., Ltd., Class A	113,850	160,179
Haier Electronics Group Co., Ltd.	161,000	557,023
Han’s Laser Technology Industry Group Co., Ltd., Class A	42,100	308,760
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	70,700	427,435
Harbin Pharmaceutical Group Co., Ltd.	150,900	129,644
Henan Shuanghui Investment & Development Co., Ltd., Class A	61,400	241,205
Hengan International Group Co., Ltd.	407,000	3,619,589
Hengtong Optic-electric Co., Ltd.	69,200	338,467
Hesteel Co., Ltd., Class A	506,400	260,586
Huadian Power International Corp., Ltd., Class H	1,100,000	446,388
Huadong Medicine Co., Ltd., Class A	31,474	339,064
Huaneng Power International, Inc., Class H	5,166,000	3,414,208
Huaneng Renewables Corp., Ltd., Class H	1,716,000	762,080
Huatai Securities Co., Ltd.	73,700	212,085
Huaxia Bank Co., Ltd.	146,972	201,507
Huayu Automotive Systems Co., Ltd.	82,008	286,367
Hubei Energy Group Co., Ltd., Class A	277,714	186,497
Humanwell Healthcare Group Co., Ltd.	69,600	163,775
Hundsun Technologies, Inc.	28,100	268,951
Iflytek Co., Ltd., Class A(1)	46,500	384,688
iKang Healthcare Group, Inc. ADR(1)	36,000	717,480
Industrial & Commercial Bank of China, Ltd., Class H	3,258,000	2,860,136
Industrial Bank Co., Ltd.	163,702	415,305
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	707,000	230,830
Inner Mongolia Yili Industrial Group Co., Ltd.	92,700	383,113
JD.com, Inc. ADR(1)	33,900	1,237,689
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,300	268,168
Jiangsu Expressway Co., Ltd., Class H	878,000	1,203,846
Jiangsu Hengrui Medicine Co., Ltd.	44,640	584,324
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	20,000	351,760
Jiangxi Copper Co., Ltd., Class H	1,510,000	2,146,762
Jiangxi Ganfeng Lithium Co., Ltd., Class A	34,100	333,291
Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	60,400	187,518
Jinke Properties Group Co., Ltd., Class A	265,299	224,087
Jinyu Bio-Technology Co., Ltd.	33,740	128,696
Jizhong Energy Resources Co., Ltd., Class A	231,400	172,370
Kaidi Ecological and Environmental Technology Co., Ltd., Class A(1)(3)	297,600	187,240
Kangde Xin Composite Material Group Co., Ltd., Class A(3)	76,700	191,288
Kangmei Pharmaceutical Co., Ltd.	93,100	329,492
Kingboard Chemical Holdings, Ltd.	256,100	1,041,889
Kingfa Sci & Tech Co., Ltd.	171,338	156,226
Kunlun Energy Co., Ltd.	958,000	820,255
Kweichow Moutai Co., Ltd.	8,200	854,155
KWG Property Holding, Ltd.	476,000	641,192
Lee & Man Paper Manufacturing, Ltd.	1,220,000	1,343,804
Lenovo Group, Ltd.	2,934,000	1,392,993
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	401,171
Li Ning Co., Ltd.(1)	774,208	871,725
Liaoning Cheng Da Co., Ltd.(1)	72,100	195,742
Longfor Properties Co., Ltd.	316,500	946,567

Security	Shares	Value
LONGi Green Energy Technology Co., Ltd.	33,100	$179,622
Luxshare Precision Industry Co., Ltd., Class A	115,300	378,677
Luye Pharma Group, Ltd.	496,500	526,386
Luzhou Laojiao Co., Ltd., Class A	27,300	258,153
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	1,126,019
Meinian Onehealth Healthcare Holdings Co., Ltd., Class A(1)	96,200	431,395
Midea Group Co., Ltd., Class A	60,900	494,241
NARI Technology Co., Ltd.	85,600	234,025
NetEase, Inc. ADR	6,200	1,593,834
Neusoft Corp.	74,400	190,535
New Oriental Education & Technology Group, Inc. ADR	32,200	2,892,848
Nine Dragons Paper Holdings, Ltd.	879,000	1,310,992
O-film Tech Co., Ltd., Class A	65,800	171,212
Oceanwide Holdings Co., Ltd., Class A	204,000	225,670
Offshore Oil Engineering Co., Ltd.	217,300	200,068
Oriental Energy Co., Ltd., Class A	132,900	207,073
PetroChina Co., Ltd., Class H	7,560,000	5,570,731
PICC Property & Casualty Co., Ltd., Class H	352,000	630,139
Ping An Bank Co., Ltd., Class A	429,188	731,291
Ping An Insurance (Group) Co. of China, Ltd., Class H	435,000	4,250,559
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,600	204,133
Poly Property Group Co., Ltd.(1)	2,484,000	1,154,533
Poly Real Estate Group Co., Ltd., Class A	271,600	560,642
Power Construction Corp. of China, Ltd.	187,000	187,326
Qingdao Haier Co., Ltd.	133,100	358,879
RiseSun Real Estate Development Co., Ltd., Class A	249,300	400,438
SAIC Motor Corp., Ltd.	82,400	413,324
Sanan Optoelectronics Co., Ltd.	84,900	260,272
Sany Heavy Industry Co., Ltd.	122,300	167,972
SDIC Power Holdings Co., Ltd.	200,900	214,953
Semiconductor Manufacturing International Corp.(1)	787,700	1,013,055
Shandong Gold Mining Co., Ltd.	42,500	186,299
Shandong Nanshan Aluminum Co., Ltd.	409,500	202,407
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,148,000	1,320,029
Shanghai Dazhong Public Utilities Group Co., Ltd., Class A	220,900	147,861
Shanghai Electric Group Co., Ltd., Class H(1)	2,414,000	876,437
Shanghai Industrial Holdings, Ltd.	304,000	797,176
Shanghai Jahwa United Co., Ltd., Class A	52,000	332,753
Shanghai Oriental Pearl Group Co., Ltd., Class A	58,400	154,164
Shanghai Pudong Development Bank Co., Ltd., Class A	244,400	446,504
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	75,395	154,835
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	245,138
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	152,700	186,075
Shenergy Co., Ltd.	114,100	98,618
Shenwan Hongyuan Group Co., Ltd., Class A	389,701	284,625
Shenzhen Inovance Technology Co., Ltd., Class A	56,300	290,808
Shenzhen Investment, Ltd.	674,000	272,407
Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	214,931
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	114,200	169,125
Shimao Property Holdings, Ltd.	394,500	1,043,478
Siasun Robot & Automation Co., Ltd., Class A(1)	114,800	359,893
Sichuan Changhong Electric Co., Ltd.	307,800	146,768
Sichuan Chuantou Energy Co., Ltd.	152,000	211,473
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	763,976
SINA Corp.(1)	11,900	1,136,926

Security	Shares	Value
Sino Biopharmaceutical, Ltd.	3,764,000	$7,926,264
Sino-Ocean Group Holding, Ltd.	1,937,500	1,345,326
Sinopec Shanghai Petrochemical Co., Ltd., Class H	4,309,000	2,861,214
Sinopharm Group Co., Ltd., Class H	1,100,800	4,641,766
Sohu.com, Inc.(1)	10,300	319,094
Sun Art Retail Group, Ltd.	1,476,000	1,658,953
Sunac China Holdings, Ltd.	406,000	1,724,577
Suning.com Co., Ltd, Class A	144,800	296,277
Tasly Pharmaceutical Group Co., Ltd.	33,400	234,309
TBEA Co., Ltd.	93,537	116,905
TCL Corp., Class A	373,200	190,488
Tencent Holdings, Ltd.	231,202	11,366,557
Tianqi Lithium Corp., Class A	44,850	369,306
Tingyi (Cayman Islands) Holding Corp.	1,274,000	2,414,487
Tonghua Dongbao Pharmaceutical Co., Ltd.	71,640	323,487
Tongling Nonferrous Metals Group Co., Ltd., Class A(1)	776,200	313,987
Tsinghua Tongfang Co., Ltd.	100,600	172,273
Tsingtao Brewery Co., Ltd., Class H	324,000	1,677,475
Tus-Sound Environmental Resources Co., Ltd., Class A	46,900	216,727
Wanhua Chemical Group Co., Ltd.(3)	35,865	171,567
Want Want China Holdings, Ltd.	4,460,000	3,941,168
Weibo Corp. ADR(1)	2,290	262,251
Weichai Power Co., Ltd., Class H	887,600	1,027,528
West China Cement, Ltd.(1)	4,450,000	902,574
Western Mining Co., Ltd.	169,300	188,204
Western Securities Co., Ltd., Class A	104,100	151,268
WH Group, Ltd.(2)	3,559,000	3,684,544
Wintime Energy Co., Ltd.	327,670	110,266
Wuliangye Yibin Co., Ltd., Class A	47,900	511,458
Xinhu Zhongbao Co., Ltd.(1)	301,800	203,610
Yang Quan Coal Industry Group Co., Ltd.(1)	189,300	210,195
Yango Group Co., Ltd., Class A	206,192	234,491
Yangzijiang Shipbuilding Holdings, Ltd.	1,535,000	1,340,427
Yanzhou Coal Mining Co., Ltd., Class H	712,000	890,940
Yonghui Superstores Co., Ltd.	233,400	333,243
Youngor Group Co., Ltd.	132,440	169,288
Yuan Longping High-tech Agriculture Co., Ltd., Class A	65,900	237,436
Yuexiu Property Co., Ltd.	1,590,000	357,721
Yunnan Baiyao Group Co., Ltd., Class A	21,200	316,010
Yunnan Chihong Zinc & Germanium Co., Ltd.(1)	160,600	155,534
Zhaojin Mining Industry Co., Ltd., Class H	1,440,000	1,127,230
Zhejiang China Commodities City Group Co., Ltd.	167,200	131,846
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	246,714
Zhejiang Expressway Co., Ltd., Class H	1,034,000	1,061,834
Zhejiang Huahai Pharmaceutical Co., Ltd.	31,250	171,428
Zhejiang Longsheng Group Co., Ltd.	148,343	254,252
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	84,800	119,795
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	197,991
Zhengzhou Yutong Bus Co., Ltd.	66,400	214,121
Zhongjin Gold Corp., Ltd.	115,900	159,678
Zhongtian Financial Group Co., Ltd., Class A(3)	210,000	121,633
Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	474,518
Zijin Mining Group Co., Ltd., Class H	8,448,000	3,832,000
ZTE Corp., Class H(1)(3)	456,103	1,190,140

		$340,525,116

Security	Shares	Value
Colombia — 1.5%
Almacenes Exito SA	427,990	$2,584,132
Avianca Holdings SA, PFC Shares	551,298	573,092
Banco Davivienda SA, PFC Shares	68,070	818,113
Banco de Bogota SA	39,081	966,954
Bancolombia SA	114,355	1,351,601
Bancolombia SA ADR, PFC Shares	71,100	3,388,626
Celsia SA ESP	740,070	1,219,857
Cementos Argos SA	529,343	1,871,292
Cementos Argos SA, PFC Shares	253,603	744,841
Cemex Latam Holdings SA(1)	173,596	535,196
Corporacion Financiera Colombiana SA	51,420	442,267
Ecopetrol SA	7,182,155	7,926,321
Empresa de Telecommunicaciones de Bogota SA(1)	1,844,218	271,155
Grupo Argos SA	395,281	2,814,435
Grupo Argos SA, PFC Shares	108,995	644,125
Grupo Aval Acciones y Valores SA, PFC Shares	2,621,049	1,152,384
Grupo de Inversiones Suramericana SA	136,315	1,891,650
Grupo de Inversiones Suramericana SA, PFC Shares	48,367	628,488
Grupo Energia Bogota SA ESP	1,237,698	907,689
Grupo Nutresa SA	527,055	5,103,640
Interconexion Electrica SA	823,887	4,247,090

		$40,082,948

Croatia — 0.8%
AD Plastik DD	19,187	$586,522
Adris Grupa DD, PFC Shares	47,518	3,267,013
Atlantic Grupa DD	1,465	225,015
Atlantska Plovidba DD(1)	12,175	1,089,323
Ericsson Nikola Tesla DD	7,395	1,266,043
Hrvatski Telekom DD	185,995	4,966,035
INA Industrija Nafte DD	900	478,188
Koncar-Elektroindustrija DD	8,576	928,451
Kras DD	4,381	303,774
Ledo DD(1)(3)	978	49,478
Podravka Prehrambena Industrija DD	19,726	930,745
Valamar Riviera DD	754,570	5,034,963
Zagrebacka Banka DD	178,504	1,651,842

		$20,777,392

Czech Republic — 0.7%
CEZ AS	310,200	$7,921,598
Komercni Banka AS	170,428	7,352,993
Philip Morris CR AS	3,278	2,515,799

		$17,790,390

Egypt — 0.8%
Alexandria Mineral Oils Co.	1,176,841	$739,747
Arab Cotton Ginning	491,303	179,119
Commercial International Bank Egypt SAE	873,626	4,659,744
Eastern Tobacco	229,077	2,672,732
Egypt Kuwait Holding Co. SAE	772,523	872,543
Egyptian Financial Group-Hermes Holding Co.	297,318	434,193
ElSewedy Electric Co.	220,621	3,122,131
Ezz Steel(1)	576,315	969,513
Global Telecom Holding SAE(1)	5,309,804	1,523,791
Juhayna Food Industries	841,468	650,304

Security	Shares	Value
Maridive & Oil Services SAE(1)	495,875	$272,801
Orascom Telecom Media and Technology Holding SAE	7,289,225	350,193
Oriental Weavers Co.	751,770	648,556
Palm Hills Developments SAE(1)	3,564,918	1,048,788
Pioneers Holding(1)	373,831	179,982
Sidi Kerir Petrochemicals Co.	465,688	784,802
Six of October Development & Investment Co.(1)	382,178	576,690
Talaat Moustafa Group	1,919,225	1,460,646
Telecom Egypt	806,834	740,767

		$21,887,042

Estonia — 0.4%
AS Merko Ehitus	78,018	$1,071,695
AS Tallink Grupp	3,623,652	4,625,594
AS Tallinna Kaubamaja Grupp	192,740	2,183,865
AS Tallinna Vesi	116,590	1,505,152
Nordecon AS	145,374	212,364
Olympic Entertainment Group AS	831,290	1,906,285

		$11,504,955

Ghana — 0.2%
CAL Bank, Ltd.(1)	1,805,732	$788,718
Ghana Commercial Bank, Ltd.	1,626,918	2,286,483
Produce Buying Co., Ltd.(1)	101,128	1,003
Standard Chartered Bank of Ghana, Ltd.	209,400	1,623,583

		$4,699,787

Greece — 1.6%
Aegean Airlines SA	78,939	$889,131
Aegean Marine Petroleum Network, Inc.	66,025	184,870
Alpha Bank AE(1)	994,698	2,627,801
Athens Water Supply & Sewage Co. SA	104,694	749,464
Costamare, Inc.	108,419	736,165
Diana Shipping, Inc.(1)	182,990	656,934
Ellaktor SA(1)	333,206	662,056
Eurobank Ergasias SA(1)	668,793	844,157
FF Group(1)	46,335	878,489
GasLog, Ltd.	70,301	1,184,572
GEK Terna Holding Real Estate Construction SA(1)	180,050	1,095,162
Grivalia Properties REIC AE	14,830	162,864
Hellenic Exchanges - Athens Stock Exchange SA	230,984	1,453,375
Hellenic Petroleum SA	127,570	1,298,013
Hellenic Telecommunications Organization SA	491,580	7,156,611
Holding Co. ADMIE IPTO SA(1)	402,146	896,552
JUMBO SA	135,382	2,478,095
Motor Oil (Hellas) Corinth Refineries SA	119,734	2,852,906
Mytilineos Holdings SA(1)	189,130	2,280,590
National Bank of Greece SA(1)	9,050,198	3,762,500
Navios Maritime Holdings, Inc.(1)	293,886	222,854
OPAP SA	249,882	2,989,928
Public Power Corp. SA(1)	404,501	1,334,448
StealthGas, Inc.(1)	37,397	157,441
Terna Energy SA	112,955	696,487
Titan Cement Co. SA	156,592	4,123,812
Tsakos Energy Navigation, Ltd.	106,400	385,168

		$42,760,445

Security	Shares	Value
Hungary — 0.7%
Magyar Telekom Telecommunications PLC	1,023,950	$1,771,085
MOL Hungarian Oil & Gas PLC	561,932	6,493,558
OTP Bank Nyrt	156,074	6,805,351
Richter Gedeon Nyrt.	251,599	5,080,426

		$20,150,420

India — 6.0%
ABB India, Ltd.	19,900	$403,626
ACC, Ltd.	45,970	1,087,638
Adani Enterprises, Ltd.	180,900	377,138
Adani Green Energy, Ltd.(1)	137,665	9,757
Adani Ports and Special Economic Zone, Ltd.	658,048	3,996,309
Adani Power, Ltd.(1)	556,250	211,418
Adani Transmission, Ltd.(1)	299,124	749,354
Aditya Birla Capital, Ltd.(1)	94,280	224,789
Aditya Birla Fashion and Retail, Ltd.(1)	92,050	201,594
Ambuja Cements, Ltd.	342,920	1,283,969
Asian Paints, Ltd.	102,017	1,831,413
Axis Bank, Ltd.	189,668	1,466,957
Bajaj Auto, Ltd.	33,912	1,491,427
Bank of Baroda	175,282	387,944
Bank of India(1)	109,562	169,377
Bharat Forge, Ltd.	127,300	1,473,274
Bharat Heavy Electricals, Ltd.	648,450	848,335
Bharat Petroleum Corp., Ltd.	192,772	1,112,581
Bharti Airtel, Ltd.	1,387,736	8,491,678
Biocon, Ltd.	181,800	1,807,231
Canara Bank	67,631	267,594
CG Power and Industrial Solutions, Ltd.(1)	213,600	267,013
Cipla, Ltd.	237,210	2,145,641
Coal India, Ltd.	290,700	1,232,905
Colgate-Palmolive (India), Ltd.	77,000	1,291,613
Container Corp. of India, Ltd.	67,800	1,332,982
Crompton Greaves Consumer Electricals, Ltd.	213,600	748,395
Cummins India, Ltd.	49,900	575,097
Dabur India, Ltd.	465,900	2,582,687
Divi’s Laboratories, Ltd.	93,600	1,677,196
DLF, Ltd.	88,900	294,436
Dr. Reddy’s Laboratories, Ltd.	48,300	1,529,227
GAIL (India), Ltd.	370,696	1,803,797
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	303,957
Glenmark Pharmaceuticals, Ltd.	125,460	1,071,425
GMR Infrastructure, Ltd.(1)	1,721,400	525,346
Grasim Industries, Ltd.	67,343	1,093,269
Gujarat State Petronet, Ltd.	265,747	705,789
HCL Technologies, Ltd.	156,435	2,462,252
HDFC Bank, Ltd.	100,584	3,035,153
Hero MotoCorp, Ltd.	31,601	1,761,862
Hindalco Industries, Ltd.	229,710	804,432
Hindustan Petroleum Corp., Ltd.	190,488	865,819
Hindustan Unilever, Ltd.	273,143	6,124,000
Hindustan Zinc, Ltd.	148,400	723,442
Housing Development Finance Corp., Ltd.	129,630	3,645,062
ICICI Bank, Ltd.	282,999	1,205,950
IDBI Bank, Ltd.(1)	367,000	361,286

Security	Shares	Value
Idea Cellular, Ltd.(1)	1,816,900	$1,877,224
IDFC Bank, Ltd.	260,034	187,097
IDFC, Ltd.	260,034	226,147
IFCI, Ltd.(1)	673,372	199,593
Indiabulls Housing Finance, Ltd.	40,115	782,143
Indiabulls Real Estate, Ltd.(1)	91,200	291,135
Indian Hotels Co., Ltd. (The)	197,136	433,870
Indian Oil Corp., Ltd.	425,400	1,028,454
Infosys, Ltd.	483,819	8,674,402
ITC, Ltd.	978,546	4,127,831
Jindal Steel & Power, Ltd.(1)	268,800	1,003,568
JSW Steel, Ltd.	442,738	2,147,668
Kotak Mahindra Bank, Ltd.	85,911	1,556,994
Larsen & Toubro, Ltd.	256,557	5,378,550
LIC Housing Finance, Ltd.	49,663	405,307
Lupin, Ltd.	80,300	971,772
Mahindra & Mahindra, Ltd.	121,720	1,586,103
Maruti Suzuki India, Ltd.	27,850	3,662,213
Nestle India, Ltd.	11,930	1,678,435
NMDC, Ltd.	86,003	160,220
NTPC, Ltd.	1,745,919	4,491,981
Oil & Natural Gas Corp., Ltd.	694,501	1,875,174
Oracle Financial Services Software, Ltd.(1)	13,345	852,550
Piramal Enterprises, Ltd.	80,146	3,108,770
Power Grid Corporation of India, Ltd.	1,307,767	4,061,244
Reliance Capital, Ltd.	36,735	237,964
Reliance Communications, Ltd.(1)	1,412,060	320,284
Reliance Industries, Ltd.	657,396	9,449,615
Reliance Infrastructure, Ltd.	133,300	893,610
Reliance Power, Ltd.(1)	1,400,250	771,000
Siemens, Ltd.	47,180	793,432
State Bank of India	248,606	913,005
Steel Authority of India, Ltd.(1)	513,200	591,441
Sun Pharmaceutical Industries, Ltd.	498,368	3,932,333
Sun TV Network, Ltd.	55,449	727,649
Suzlon Energy, Ltd.(1)	2,099,450	339,135
Tata Communications, Ltd.	127,400	1,181,397
Tata Consultancy Services, Ltd.	119,737	6,314,966
Tata Global Beverages, Ltd.	74,700	331,894
Tata Motors, Ltd.(1)	208,855	1,056,834
Tata Power Co., Ltd. (The)	1,346,918	1,766,130
Tata Steel, Ltd.	118,663	1,050,916
Tata Steel, Ltd. (partially paid shares)	8,183	19,495
Tech Mahindra, Ltd.	160,844	1,605,945
Titan Co., Ltd.	138,900	2,035,680
UltraTech Cement, Ltd.	30,328	1,858,071
Unitech, Ltd.(1)	2,836,900	244,694
United Spirits, Ltd.(1)	29,285	1,588,901
UPL, Ltd.	105,956	1,158,077
Vedanta, Ltd.	476,489	2,115,392
Voltas, Ltd.	214,800	2,056,162
Wipro, Ltd.	279,904	1,161,328
Yes Bank, Ltd.	224,815	1,209,997
Zee Entertainment Enterprises, Ltd.	142,399	1,257,867

		$165,815,095

Security	Shares	Value
Indonesia — 2.8%
Adaro Energy Tbk PT	20,118,500	$2,634,540
AKR Corporindo Tbk PT	4,864,500	1,703,343
Aneka Tambang Tbk	10,251,500	616,127
Astra Argo Lestari Tbk PT	775,000	710,526
Astra International Tbk PT	13,196,100	6,754,119
Bank Central Asia Tbk PT	1,999,700	3,162,088
Bank Danamon Indonesia Tbk PT	1,913,203	911,989
Bank Mandiri Persero Tbk PT	3,765,100	1,907,228
Bank Negara Indonesia Persero Tbk PT	1,726,700	994,088
Bank Pan Indonesia Tbk PT(1)	4,945,000	335,464
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,068,100	158,058
Bank Rakyat Indonesia Persero Tbk PT	12,098,500	2,789,532
Bank Tabungan Negara Tbk PT	2,513,500	560,152
Berlian Laju Tanker Tbk PT(1)(3)	7,544,500	0
Bukit Asam Tbk PT	6,717,500	1,552,988
Bumi Serpong Damai Tbk PT	3,215,100	388,237
Charoen Pokphand Indonesia Tbk PT	5,565,200	1,467,138
Gudang Garam Tbk PT	295,000	1,465,522
Hanson International Tbk PT(1)	23,744,500	239,589
Indo Tambangraya Megah Tbk PT	652,700	1,106,100
Indocement Tunggal Prakarsa Tbk PT	2,435,200	3,081,772
Indofood Sukses Makmur Tbk PT	3,485,500	1,742,647
Indosat Tbk PT	1,634,500	443,006
Jasa Marga (Persero) Tbk PT	3,198,000	999,732
Kalbe Farma Tbk PT	61,346,500	6,622,628
Lippo Karawaci Tbk PT	6,134,800	195,954
Matahari Department Store Tbk PT	686,300	508,153
Matahari Putra Prima Tbk PT(1)	7,240,000	176,710
Medco Energi Internasional Tbk PT(1)	17,990,000	1,546,134
Media Nusantara Citra Tbk PT	3,201,000	302,835
Mitra Keluarga Karyasehat Tbk PT	3,345,900	462,349
MNC Investama Tbk PT(1)	49,042,500	364,574
Perusahaan Gas Negara Persero Tbk PT	31,781,800	4,498,841
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	649,757
PP Persero Tbk PT	8,311,089	1,442,588
Semen Indonesia Persero Tbk PT	5,479,200	3,784,400
Sigmagold Inti Perkasa Tbk PT(1)(3)	17,097,000	43,011
Siloam International Hospitals Tbk PT(1)	2,296,600	1,156,367
Sugih Energy Tbk PT(1)(3)	24,218,200	26,111
Surya Semesta Internusa Tbk PT	14,275,000	545,809
Telekomunikasi Indonesia Persero Tbk PT	25,815,800	7,044,471
Tower Bersama Infrastructure Tbk PT	2,272,900	905,233
Unilever Indonesia Tbk PT	746,500	2,481,110
United Tractors Tbk PT	1,701,383	4,151,176
Vale Indonesia Tbk PT(1)	5,222,500	1,174,218
Waskita Karya Persero Tbk PT	4,712,800	744,469
Wijaya Karya Beton Tbk PT	3,158,200	107,837
Wijaya Karya Persero Tbk PT	6,522,800	739,652
XL Axiata Tbk PT(1)	2,604,900	394,812

		$75,793,184

Jordan — 0.8%
Al-Eqbal Investment Co. PLC	70,342	$3,128,578
Alia The Royal Jordanian Airlines PLC(1)	249,829	165,182
Arab Bank PLC	903,834	9,935,136

Security	Shares	Value
Arab Potash Co. PLC	77,671	$1,800,488
Bank of Jordan	276,495	1,063,238
Cairo Amman Bank	313,506	662,875
Capital Bank of Jordan	406,376	591,457
Jordan Ahli Bank	453,459	795,517
Jordan Islamic Bank	227,486	1,116,856
Jordan Petroleum Refinery	450,709	1,797,644
Jordan Telecommunications Co.	120,379	351,344
Jordanian Electric Power Co.	395,572	847,640
Union Investment Corp. PLC(1)	99,181	164,118

		$22,420,073

Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	447,782	$5,588,353
KAZ Minerals PLC(1)	550,742	6,958,612
Kcell JSC GDR(4)	414,605	2,015,238
Nostrum Oil & Gas PLC(1)	75,523	309,694

		$14,871,897

Kenya — 0.7%
ARM Cement, Ltd.(1)	1,653,600	$121,626
Bamburi Cement Co., Ltd.	492,900	866,617
Barclays Bank of Kenya, Ltd.	8,193,860	1,103,983
British American Tobacco Kenya, Ltd.	52,000	342,821
Co-operative Bank of Kenya, Ltd. (The)	6,002,136	1,113,757
East African Breweries, Ltd.	1,504,880	3,754,983
Equity Group Holdings, Ltd.	6,042,800	2,983,772
KCB Group, Ltd.	4,804,720	2,448,091
KenolKobil, Ltd.	3,595,800	626,483
Kenya Power & Lighting, Ltd.	7,482,654	533,090
Nation Media Group PLC	518,384	570,387
Safaricom PLC	16,731,072	4,757,511
Standard Chartered Bank Kenya, Ltd.	219,542	458,195

		$19,681,316

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	1,676,506	$4,836,018
Ahli United Bank	370,553	360,546
Al Ahli Bank of Kuwait KSCP	587,702	645,271
Al-Mazaya Holding Co.	882,500	298,701
ALAFCO Aviation Lease and Finance Co. KSCP	830,284	1,004,939
Boubyan Bank KSCP	495,569	798,936
Boubyan Petrochemicals Co.	1,754,743	4,884,301
Burgan Bank SAK	590,499	508,576
Combined Group Contracting Co. KSC	149,084	212,386
Commercial Bank of Kuwait KSCP	519,644	675,049
Commercial Real Estate Co. KSCC	2,296,205	561,945
Gulf Bank	1,247,063	1,104,338
Gulf Cable & Electrical Industries Co. KSCP	308,785	405,994
Gulf National Holding Co.(3)	297,855	0
Jazeera Airways Co. KSC	299,261	672,262
Kuwait Cement Co.	533,870	830,989
Kuwait Finance House KSCP	2,278,315	3,896,078
Kuwait International Bank	556,951	411,039
Kuwait Portland Cement Co. KSC	200,012	733,013
Kuwait Projects Co. Holdings KSC	499,998	411,073
Kuwait Real Estate Co. KSC(1)	2,762,965	436,264

Security	Shares	Value
Mabanee Co. SAKC	618,024	$1,304,310
Mezzan Holding Co. KSCC	138,999	331,720
Mobile Telecommunications Co.	4,568,989	5,939,261
National Bank of Kuwait SAK	2,300,282	5,705,746
National Industries Group Holding SAK(1)	2,272,316	1,196,454
National Investment Co.	581,744	180,762
National Real Estate Co. KPSC(1)	862,155	317,958
Qurain Petrochemical Industries Co. KSC	1,814,306	2,100,261
Sultan Center Food Products Co.(1)	3,421,833	735,524
Warba Bank KSCP(1)	338,872	270,422

		$41,770,136

Latvia — 0.0%(5)
Grindeks	42,000	$386,300

		$386,300

Lebanon — 0.1%
Solidere GDR(1)(4)	316,363	$2,666,940

		$2,666,940

Lithuania — 0.2%
Apranga PVA	427,588	$1,322,839
Energijos Skirstymo Operatorius AB	128,934	132,901
Klaipedos Nafta AB	1,345,900	929,909
Pieno Zvaigzdes	104,200	141,978
Rokiskio Suris	122,500	409,729
Siauliu Bankas	2,303,871	1,475,385

		$4,412,741

Malaysia — 3.0%
Aeon Co. (M) Bhd	661,200	$340,191
AirAsia Group Bhd	1,228,200	1,199,850
Alliance Bank Malaysia Bhd	416,600	459,918
AMMB Holdings Bhd	316,900	312,988
Astro Malaysia Holdings Bhd	979,300	474,266
Axiata Group Bhd	2,357,650	3,163,419
Berjaya Corp. Bhd(1)	2,090,591	153,770
Berjaya Sports Toto Bhd	830,250	443,840
Boustead Holdings Bhd	834,694	545,435
British American Tobacco Malaysia Bhd	109,700	684,000
Bumi Armada Bhd(1)	3,133,350	667,882
Bursa Malaysia Bhd	278,250	510,495
CIMB Group Holdings Bhd	892,200	1,625,994
Dialog Group Bhd	3,532,614	2,760,501
Digi.com Bhd	1,873,500	2,199,046
Felda Global Ventures Holdings Bhd	1,358,400	587,890
Gamuda Bhd	965,900	1,261,234
Genting Bhd	1,448,500	3,289,532
Genting Malaysia Bhd	2,155,600	2,806,532
Genting Plantations Bhd	261,700	660,503
Hartalega Holdings Bhd	237,200	353,023
Hong Leong Bank Bhd	116,000	559,253
Hong Leong Financial Group Bhd	132,500	654,124
IHH Healthcare Bhd	2,942,300	4,545,726
IJM Corp. Bhd	1,567,680	1,186,805
IOI Corp. Bhd	1,767,718	2,147,614

Security	Shares	Value
IOI Properties Group Bhd	1,044,058	$414,607
KLCCP Stapled Group	399,100	789,078
KNM Group Bhd(1)	5,003,150	260,396
Kuala Lumpur Kepong Bhd	221,900	1,438,105
Lafarge Malaysia Bhd(1)	942,950	1,010,682
Magnum Bhd	940,340	428,332
Malayan Banking Bhd	823,587	2,257,836
Malaysia Airports Holdings Bhd	342,800	785,350
Malaysian Resources Corp. Bhd	761,400	197,800
Maxis Bhd	1,037,800	1,536,981
MISC Bhd	482,400	875,942
MMC Corp. Bhd	1,217,800	443,616
My EG Services Bhd	727,950	482,696
Nestle Malaysia Bhd	12,300	432,070
Petronas Chemicals Group Bhd	2,098,500	4,508,394
Petronas Dagangan Bhd	507,500	3,483,714
Petronas Gas Bhd	378,800	1,713,904
PPB Group Bhd	277,400	1,357,355
Press Metal Aluminium Holdings Bhd	2,435,220	2,971,088
Public Bank Bhd	461,120	2,790,223
RHB Bank Bhd	206,400	277,528
Sapura Energy Bhd	5,340,168	859,716
Silverlake Axis, Ltd.	703,200	290,889
Sime Darby Bhd	1,193,039	807,956
Sime Darby Plantation Bhd	1,193,039	1,691,211
Sime Darby Property Bhd	1,193,039	452,030
Sunway Bhd	717,840	275,335
Supermax Corp. Bhd	1,732,700	1,264,280
Telekom Malaysia Bhd	1,249,900	1,681,233
Tenaga Nasional Bhd	1,404,325	5,654,759
Top Glove Corp. Bhd	1,427,800	3,446,779
UEM Sunrise Bhd(1)	1,683,050	394,216
UMW Holdings Bhd(1)	448,400	696,166
Unisem (M) Bhd	2,784,300	1,272,672
WCT Holdings Bhd(1)	734,737	229,242
YTL Corp. Bhd	2,920,734	1,073,493
YTL Power International Bhd	1,920,860	448,552

		$82,588,057

Mauritius — 0.7%
Alteo, Ltd.	852,532	$679,249
Attitude Property, Ltd.	700,989	260,034
CIEL, Ltd.	1,801,109	373,934
CIM Financial Services, Ltd.	2,484,951	716,297
LUX Island Resorts, Ltd.	987,060	2,039,721
MCB Group, Ltd.	1,056,689	8,675,205
Phoenix Beverages, Ltd.	24,345	427,103
Rogers & Co., Ltd.	2,004,091	1,924,823
SBM Holdings, Ltd.	10,188,796	2,282,321
Sun, Ltd., Class A(1)	516,880	768,243
Terra Mauricia, Ltd.	594,238	468,017
United Basalt Products, Ltd.	334,219	1,266,166

		$19,881,113

Mexico — 5.7%
Alfa SAB de CV, Series A	5,242,472	$6,716,356
Alsea SAB de CV	694,800	2,579,394

Security	Shares	Value
America Movil SAB de CV, Series L	25,844,950	$23,907,413
America Movil SAB de CV, Series L ADR	225,701	4,173,212
Arca Continental SAB de CV	403,380	2,779,782
Bolsa Mexicana de Valores SAB de CV	1,323,775	2,556,658
Cemex SAB de CV ADR(1)	238,073	1,478,433
Cemex SAB de CV, Series CPO(1)	7,728,239	4,822,388
Coca-Cola Femsa SAB de CV, Series L	319,500	2,072,251
El Puerto de Liverpool SAB de CV	163,780	1,087,398
Fibra Uno Administracion SA de CV	2,054,090	3,401,508
Fomento Economico Mexicano SAB de CV ADR	1,400	135,324
Fomento Economico Mexicano SAB de CV, Series UBD	1,189,956	11,513,312
Genomma Lab Internacional SAB de CV(1)	2,778,500	2,693,512
Gentera SAB de CV	2,133,200	1,697,248
Grupo Aeroportuario del Pacifico SAB de CV, Class B	370,587	3,849,719
Grupo Aeroportuario del Sureste SAB de CV, Class B	206,415	3,703,032
Grupo Bimbo SAB de CV, Series A	1,376,145	3,197,163
Grupo Carso SAB de CV, Series A1	934,900	3,385,267
Grupo Elektra SAB de CV	76,153	2,082,292
Grupo Financiero Banorte SAB de CV, Class O	1,803,600	11,279,462
Grupo Financiero Inbursa SAB de CV, Class O	3,836,400	6,385,778
Grupo Mexico SAB de CV, Series B	2,709,379	8,970,394
Grupo Sanborns SAB de CV	226,889	234,628
Grupo Simec SA de CV, Series B(1)	133,800	435,267
Grupo Televisa SAB ADR	431,500	7,732,480
Grupo Televisa SAB, Series CPO	1,550,600	5,562,479
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	958,200	1,705,614
Industrias CH SAB de CV, Series B(1)	225,500	1,123,639
Industrias Penoles SAB de CV	126,965	2,667,942
Infraestructura Energetica Nova SAB de CV	180,000	793,164
Kimberly-Clark de Mexico SAB de CV, Class A	1,219,500	2,209,857
Mexichem SAB de CV	1,049,899	3,281,276
Minera Frisco SAB de CV(1)	714,800	391,377
Organizacion Soriana SAB de CV, Class B(1)	120,000	221,751
Promotora y Operadora de Infraestructura SAB de CV	345,845	3,544,800
Telesites SAB de CV(1)	1,386,268	1,075,537
Ternium SA ADR	26,100	1,035,387
TV Azteca SAB de CV, Series CPO	1,240,300	193,651
Wal-Mart de Mexico SAB de CV, Series V	3,152,980	8,766,684

		$155,442,829

Morocco — 0.7%
Attijariwafa Bank	54,975	$3,017,716
Banque Centrale Populaire	71,323	2,254,553
BMCE Bank	63,923	1,451,844
Cosumar	75,850	2,325,845
Douja Promotion Groupe Addoha SA	160,235	429,150
Label Vie	3,100	660,075
LafargeHolcim Maroc SA	16,130	3,429,292
Lesieur Cristal	46,700	864,859
Managem SA	2,236	388,582
Maroc Telecom	242,150	4,117,308
Samir(1)(3)	15,717	0
Taqa Morocco	12,328	1,288,678

		$20,227,902

Security	Shares	Value
Nigeria — 0.8%
Access Bank PLC	26,850,917	$834,338
Afriland Properties PLC(1)(3)	1,286,159	0
Dangote Cement PLC	3,798,144	2,606,339
Dangote Sugar Refinery PLC	5,586,250	324,336
Ecobank Transnational, Inc.	14,145,874	786,566
FBN Holdings PLC	40,511,481	1,399,797
Fidelity Bank PLC	22,430,824	157,777
Flour Mills of Nigeria PLC	3,215,556	311,862
Forte Oil PLC(1)	1,622,126	193,305
Guaranty Trust Bank PLC	28,645,830	3,614,552
Guiness Nigeria PLC	1,391,550	395,252
Lafarge Africa PLC	7,206,875	811,136
Lekoil, Ltd.(1)	1,547,494	378,917
Nestle Nigeria PLC	413,429	1,832,663
Nigerian Breweries PLC	4,747,707	1,713,869
Oando PLC(1)	13,321,788	338,324
SEPLAT Petroleum Development Co. PLC(1)(2)	825,805	1,593,758
Stanbic IBTC Holdings PLC	1,977,675	272,059
Transnational Corp. of Nigeria PLC	44,100,342	209,128
UAC of Nigeria PLC	4,651,935	223,823
Unilever Nigeria PLC	2,740,833	394,674
United Bank for Africa PLC	29,618,308	953,519
Zenith Bank PLC	28,473,030	2,184,361

		$21,530,355

Oman — 0.6%
Al Anwar Ceramic Tiles Co.	1,033,027	$311,867
Bank Dhofar SAOG	2,257,341	1,085,049
Bank Muscat SAOG	2,778,388	2,788,869
Bank Sohar SAOG	2,977,139	1,138,669
Dhofar International Development & Investment Holding SAOG	339,824	264,959
HSBC Bank Oman SAOG	915,535	248,634
National Bank of Oman SAOG	1,713,121	829,428
Oman Cables Industry SAOG	127,600	294,872
Oman Cement Co. SAOG	951,260	884,432
Oman Flour Mills Co. SAOG	90,796	169,214
Oman Telecommunications Co. SAOG	936,551	2,045,290
Ominvest	1,586,849	1,601,357
Ooredoo	731,509	914,535
Phoenix Power Co. SAOC	2,829,100	1,001,034
Raysut Cement Co. SAOG	634,342	1,182,361
Renaissance Services SAOG(1)	1,523,972	1,559,092
Sembcorp Salalah Power & Water Co.	1,120,000	644,316

		$16,963,978

Pakistan — 1.2%
Adamjee Insurance Co., Ltd.	1,115,744	$547,307
Bank Alfalah, Ltd.	2,236,538	997,990
Cherat Cement Co., Ltd.	231,500	245,616
D.G. Khan Cement Co., Ltd.	322,232	404,827
Engro Corp., Ltd.	487,387	1,317,860
Engro Fertilizers, Ltd.	610,528	381,088
Engro Foods, Ltd.	512,800	447,380
Fatima Fertilizer Co., Ltd.	680,500	187,102
Fauji Cement Co., Ltd.	1,580,000	385,435

Security	Shares	Value
Fauji Fertilizer Bin Qasim, Ltd.	1,026,000	$389,371
Fauji Fertilizer Co., Ltd.	1,398,110	1,204,562
Habib Bank, Ltd.	1,125,817	1,888,976
Hub Power Co., Ltd.	3,388,900	3,016,159
K-Electric, Ltd.(1)	11,230,000	654,183
Kot Addu Power Co., Ltd.	1,364,400	707,047
Lucky Cement, Ltd.	303,500	1,723,094
Maple Leaf Cement Factory, Ltd.	624,937	373,187
Mari Petroleum Co., Ltd.	43,100	570,672
MCB Bank, Ltd.	1,209,730	2,185,622
Millat Tractors, Ltd.	97,690	1,113,524
National Bank of Pakistan	672,540	296,201
Nishat Mills, Ltd.	2,394,071	3,042,136
Oil & Gas Development Co., Ltd.	1,122,391	1,621,937
Pak Elektron, Ltd.	892,000	348,934
Pak Suzuki Motor Co., Ltd.	106,700	444,743
Pakistan Oilfields, Ltd.	188,600	1,112,579
Pakistan Petroleum, Ltd.	837,777	1,545,423
Pakistan State Oil Co., Ltd.	503,274	1,477,929
Pakistan Telecommunication Co., Ltd.	1,949,200	205,587
Searle Co., Ltd. (The)	686,633	2,114,895
SUI Southern Gas Co., Ltd.(1)	1,500,051	484,325
TRG Pakistan(1)	1,992,000	597,343
United Bank, Ltd.	556,245	967,700

		$33,000,734

Panama — 0.3%
Copa Holdings SA, Class A	59,767	$7,002,899

		$7,002,899

Peru — 1.6%
Alicorp SAA	1,369,753	$5,031,832
BBVA Banco Continental SA	325,899	450,829
Cementos Pacasmayo SAA	192,689	482,759
Cia de Minas Buenaventura SA ADR	281,597	4,491,472
Credicorp, Ltd.	75,400	17,529,746
Ferreycorp SAA	2,822,677	2,282,090
Grana y Montero SAA(1)	1,115,664	771,670
Intercorp Financial Services, Inc.	23,239	994,397
Southern Copper Corp.	175,576	9,272,169
Volcan Cia Minera SAA, Class B	3,886,275	1,397,769

		$42,704,733

Philippines — 2.8%
Aboitiz Equity Ventures, Inc.	1,554,400	$2,088,431
Aboitiz Power Corp.	3,330,700	2,441,355
Alliance Global Group, Inc.(1)	2,794,300	703,807
Ayala Corp.	155,315	2,889,016
Ayala Land, Inc.	3,898,800	3,063,643
Ayala Land, Inc., PFC Shares(3)	3,951,800	0
Bank of the Philippine Islands	1,183,730	2,395,912
BDO Unibank, Inc.	1,091,944	2,769,652
Bloomberry Resorts Corp.	12,417,700	2,941,500
Cosco Capital, Inc.	3,726,300	481,588
D&L Industries, Inc.	4,814,000	1,007,513
DMCI Holdings, Inc.	2,571,600	546,619

Security	Shares	Value
Emperador, Inc.	4,313,300	$599,626
Energy Development Corp.	14,106,300	1,470,797
Filinvest Land, Inc.	9,303,000	298,590
First Gen Corp.	2,377,522	715,050
First Philippine Holdings Corp.	587,500	736,975
Globe Telecom, Inc.	45,740	1,361,788
GT Capital Holdings, Inc.	55,025	1,115,244
International Container Terminal Services, Inc.	579,270	944,809
JG Summit Holdings, Inc.	1,959,520	2,413,827
Jollibee Foods Corp.	1,030,250	5,661,827
Lopez Holdings Corp.	4,600,000	382,883
LT Group, Inc.	1,873,000	730,391
Manila Electric Co.	495,030	3,073,104
Manila Water Co.	1,633,000	876,070
Megaworld Corp.	12,596,000	1,093,034
Melco Resorts and Entertainment (Philippines) Corp.(1)	3,711,400	490,675
Metro Pacific Investments Corp.	7,682,400	755,585
Metropolitan Bank & Trust Co.	1,211,167	1,983,726
Nickel Asia Corp.	5,281,800	529,708
Petron Corp.	4,267,400	765,309
Philex Mining Corp.	6,094,825	666,400
PLDT, Inc.	191,945	5,371,812
Puregold Price Club, Inc.	2,240,100	2,048,374
Robinsons Land Corp.	1,507,082	519,758
Robinsons Retail Holdings, Inc.	1,269,250	2,229,645
San Miguel Corp.	375,000	1,010,591
Security Bank Corp.	243,300	979,727
Semirara Mining & Power Corp.	3,622,920	2,157,940
SM Investments Corp.	301,103	5,444,850
SM Prime Holdings, Inc.	7,232,399	4,766,205
SSI Group, Inc.(1)	2,061,000	95,795
Travellers International Hotel Group, Inc.	3,521,900	338,353
Universal Robina Corp.	1,693,830	4,596,931
Vista Land & Lifescapes, Inc.	3,675,000	460,800

		$78,015,235

Poland — 2.8%
Alior Bank SA(1)	65,097	$1,309,639
AmRest Holdings SE(1)	12,198	1,598,113
Asseco Poland SA	480,583	6,000,459
Bank Handlowy w Warszawie SA	39,181	924,743
Bank Millennium SA(1)	687,285	1,671,071
Bank Polska Kasa Opieki SA	102,868	3,413,870
Bank Zachodni WBK SA	19,800	2,088,849
Boryszew SA(1)	122,670	308,653
Budimex SA	33,545	1,790,771
CCC SA	38,814	2,851,252
Ciech SA(1)	42,262	683,059
Cyfrowy Polsat SA	342,382	2,497,122
Enea SA	392,460	1,162,558
Energa SA	367,797	1,074,704
Eurocash SA	317,200	2,206,502
Getin Noble Bank SA(1)	774,062	254,895
Grupa Azoty SA	74,494	1,133,743
Grupa Lotos SA	74,062	1,160,265
ING Bank Slaski SA	35,724	2,000,444

Security	Shares	Value
Jastrzebska Spolka Weglowa SA(1)	80,467	$1,886,857
KGHM Polska Miedz SA	151,583	4,018,001
LPP SA	2,021	5,255,882
Lubelski Wegiel Bogdanka SA	12,326	193,035
mBank SA(1)	11,330	1,379,511
Netia SA	841,829	1,241,235
Orange Polska SA(1)	1,362,301	2,039,476
PGE SA(1)	1,443,963	4,292,818
PKP Cargo SA(1)	51,483	600,949
Polski Koncern Naftowy ORLEN SA	227,752	5,800,817
Polskie Gornictwo Naftowe i Gazownictwo SA	1,282,036	2,250,149
Powszechna Kasa Oszczednosci Bank Polski SA(1)	630,169	7,481,460
Powszechny Zaklad Ubezpieczen SA	439,397	5,341,751
Tauron Polska Energia SA(1)	1,898,392	1,266,907

		$77,179,560

Qatar — 1.6%
Aamal Co. QSC	230,040	$692,392
Al Meera Consumer Goods Co.	12,300	462,902
Barwa Real Estate Co.	233,067	2,249,849
Commercial Bank PQSC (The)	164,180	1,619,437
Doha Bank QPSC	125,995	932,621
Gulf International Services QSC(1)	124,213	631,119
Industries Qatar	166,300	5,083,235
Masraf Al Rayan QSC	362,394	3,527,459
Medicare Group	18,044	327,010
Ooredoo QPSC	181,500	3,932,467
Qatar Electricity & Water Co. QSC	65,558	3,545,557
Qatar Gas Transport Co., Ltd.	489,281	1,961,468
Qatar Insurance Co.	103,644	1,029,089
Qatar International Islamic Bank	45,943	713,403
Qatar Islamic Bank	54,850	1,605,041
Qatar National Bank QPSC	227,713	9,387,172
Qatar National Cement Co. QSC	38,265	575,570
Qatar Navigation QSC	61,021	938,276
Qatari Investors Group	99,029	945,638
United Development Co. QSC	366,035	1,458,325
Vodafone Qatar QSC(1)	726,000	1,856,852

		$43,474,882

Romania — 0.7%
Banca Transilvania SA	8,786,448	$5,823,823
BRD-Groupe Societe Generale SA	642,412	2,491,261
OMV Petrom SA	37,319,019	3,306,376
Societatea Energetica Electrica SA	487,729	1,323,640
Societatea Nationala de Gaze Naturale ROMGAZ SA	275,067	2,642,940
Societatea Nationala Nuclearelectrica SA	452,761	953,738
Transelectrica SA	299,241	1,721,613
Transgaz SA Medias	13,144	1,350,450

		$19,613,841

Russia — 5.4%
Aeroflot PJSC	1,093,856	$2,495,687
Alrosa PJSC	650,100	916,239
Evraz PLC	247,452	1,557,112
Federal Grid Co. Unified Energy System PJSC	371,445,440	1,035,452

Security	Shares	Value
Gazprom PJSC ADR	2,727,095	$12,584,153
Globaltrans Investment PLC GDR(4)	228,663	2,399,656
Inter RAO UES PJSC	47,212,070	3,027,702
Lenta, Ltd. GDR(1)(4)	168,201	944,929
LSR Group PJSC GDR(4)	186,400	493,590
Lukoil PJSC ADR(6)	10,200	672,078
Lukoil PJSC ADR(6)	203,582	13,569,903
Luxoft Holding, Inc.(1)	19,800	798,930
Magnit PJSC	62,447	4,838,191
Magnit PJSC GDR(4)	83,194	1,572,985
Magnitogorsk Iron & Steel Works PJSC	721,700	558,342
Magnitogorsk Iron & Steel Works PJSC GDR(4)	46,201	459,786
Mail.ru Group, Ltd. GDR(1)(4)	150,462	4,768,839
Mechel PJSC ADR(1)	152,000	557,840
MegaFon PJSC GDR(4)(6)	27,210	240,945
MegaFon PJSC GDR(4)(6)	120,383	1,066,053
MMC Norilsk Nickel PJSC ADR(6)	32,723	557,600
MMC Norilsk Nickel PJSC ADR(6)	519,111	8,921,320
Mobile TeleSystems PJSC	1,553,467	7,337,298
Moscow Exchange MICEX-RTS PJSC	975,040	1,857,570
Mosenergo PJSC	8,811,603	365,108
Novatek PJSC GDR(4)	39,308	4,992,760
Novolipetsk Steel PJSC GDR	91,890	2,341,957
PhosAgro PJSC GDR(4)(6)	12,600	181,692
PhosAgro PJSC GDR(4)(6)	28,064	404,689
Polymetal International PLC	261,058	2,620,359
QIWI PLC ADR	57,166	1,067,861
Rosneft Oil Co. PJSC GDR(4)(6)	3,905	23,797
Rosneft Oil Co. PJSC GDR(4)(6)	613,543	3,732,175
Rosseti PJSC	48,171,437	635,099
Rostelecom PJSC	1,260,647	1,303,707
RusHydro PJSC	205,845,080	2,439,741
Sberbank of Russia PJSC	5,156,648	18,375,161
Severstal PJSC GDR(4)	161,550	2,571,176
Sistema PJSFC	5,535,478	985,179
Sollers PJSC(1)	24,262	197,026
Surgutneftegas OJSC ADR(6)	10,800	49,788
Surgutneftegas OJSC ADR(6)	527,704	2,473,007
Surgutneftegas OJSC, PFC Shares	4,537,600	2,240,960
Tatneft PJSC ADR(6)	3,614	231,748
Tatneft PJSC ADR(6)	113,486	7,289,162
TMK PJSC GDR(4)	64,757	325,109
Transneft PJSC, PFC Shares	845	2,315,734
Unipro PJSC	8,737,000	382,462
VEON, Ltd. ADR	370,784	1,019,656
VTB Bank PJSC	2,908,170,000	2,474,825
X5 Retail Group NV GDR(1)(4)	182,744	5,200,360
Yandex NV, Class A(1)	295,600	9,861,216

		$149,333,714

Slovenia — 0.7%
Cinkarna Celje DD	3,572	$969,708
Gorenje DD	87,586	678,194
KRKA DD	87,573	6,109,591
Luka Koper	70,229	2,586,696
Petrol	7,636	3,218,849

Security	Shares	Value
Pozavarovalnica Sava DD	74,083	$1,592,278
Telekom Slovenije DD	25,746	2,611,691
Zavarovalnica Triglav DD	53,075	2,184,079

		$19,951,086

South Africa — 5.9%
AECI, Ltd.	73,130	$692,131
African Rainbow Minerals, Ltd.	94,900	775,868
Anglo American Platinum, Ltd.	48,769	1,308,723
AngloGold Ashanti, Ltd.	218,130	1,949,790
Aspen Pharmacare Holdings, Ltd.	392,807	8,469,567
Astral Foods, Ltd.	18,500	456,349
Aveng, Ltd.(1)	939,990	73,047
AVI, Ltd.	233,600	2,136,704
Barclays Africa Group, Ltd.	115,033	1,684,920
Barloworld, Ltd.	560,920	7,575,657
Bid Corp., Ltd.	187,327	4,306,314
Bidvest Group, Ltd. (The)	489,196	9,582,930
Capitec Bank Holdings, Ltd.	12,100	861,448
Clicks Group, Ltd.	167,700	2,867,153
DataTec, Ltd.	160,600	273,305
Discovery, Ltd.	96,631	1,341,708
Exxaro Resources, Ltd.	118,010	1,046,745
FirstRand, Ltd.	703,860	3,769,541
Foschini Group, Ltd. (The)	63,545	1,093,321
Gold Fields, Ltd.	509,300	1,933,582
Grindrod, Ltd.(1)	340,300	392,563
Growthpoint Properties, Ltd.	1,042,876	2,434,357
Harmony Gold Mining Co., Ltd.	374,410	763,983
Hyprop Investments, Ltd.	92,800	847,225
Impala Platinum Holdings, Ltd.(1)	533,748	950,654
Imperial Holdings, Ltd.	60,958	1,172,593
Investec, Ltd.	62,594	493,762
JSE, Ltd.	40,800	640,271
Kumba Iron Ore, Ltd.	23,160	494,754
Liberty Holdings, Ltd.	88,826	945,312
Life Healthcare Group Holdings, Ltd.	1,510,419	3,560,485
Massmart Holdings, Ltd.	116,773	1,559,374
Mediclinic International PLC	253,849	2,356,042
MMI Holdings, Ltd.	478,158	851,207
Mondi, Ltd.	49,630	1,447,948
Mr Price Group, Ltd.	74,702	1,639,249
MTN Group, Ltd.	1,536,595	15,422,331
Murray & Roberts Holdings, Ltd.	915,850	1,144,980
Nampak, Ltd.(1)	465,438	517,898
Naspers, Ltd., Class N	61,047	14,872,242
Nedbank Group, Ltd.	44,331	1,057,206
Netcare, Ltd.	1,305,994	3,252,039
Northam Platinum, Ltd.(1)	207,738	641,648
Pick’n Pay Stores, Ltd.	305,481	1,977,597
PPC, Ltd.(1)	468,427	327,293
Rand Merchant Investment Holdings, Ltd.	322,134	1,066,826
Redefine Properties, Ltd.	2,311,150	2,221,046
Remgro, Ltd.	103,310	1,859,954
Reunert, Ltd.	407,260	2,537,233
RMB Holdings, Ltd.	163,033	1,022,587

Security	Shares	Value
Sanlam, Ltd.	378,884	$2,393,417
Sappi, Ltd.	345,500	2,204,866
Sasol, Ltd.	244,489	8,739,836
Shoprite Holdings, Ltd.	224,300	4,462,630
Sibanye Gold, Ltd.(1)	534,218	468,274
SPAR Group, Ltd. (The)	147,000	2,490,575
Standard Bank Group, Ltd.	246,739	4,231,718
Steinhoff International Holdings NV	787,883	118,129
Telkom SA SOC, Ltd.	309,050	1,411,384
Tiger Brands, Ltd.	103,271	3,227,568
Tongaat Hulett, Ltd.	99,910	724,243
Truworths International, Ltd.	155,016	1,267,345
Vodacom Group, Ltd.	528,700	6,609,754
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	1,350,025
Woolworths Holdings, Ltd.	287,328	1,476,617

		$161,845,843

South Korea — 6.1%
AMOREPACIFIC Corp.	12,580	$4,093,049
AMOREPACIFIC Group	6,000	799,545
Asiana Airlines, Inc.(1)	92,200	454,529
BNK Financial Group, Inc.	68,935	670,855
Celltrion, Inc.(1)	24,338	6,105,601
Cheil Worldwide, Inc.	31,519	561,148
CJ CheilJedang Corp.	4,652	1,487,350
CJ Corp.	3,500	530,229
CJ Logistics Corp.(1)	2,049	298,738
CJ O Shopping Co., Ltd.	3,130	652,902
Coway Co., Ltd.	14,240	1,163,697
Daelim Industrial Co., Ltd.	8,650	694,194
Daesang Corp.	8,000	198,473
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	389,038
Daewoo Industrial Development Co., Ltd.(1)	3,657	13,850
Daewoong Pharmaceutical Co., Ltd.	5,630	930,650
DB Insurance Co., Ltd.	9,940	583,478
DGB Financial Group Co., Ltd.	34,537	386,009
Dong-A Pharmaceutical Co., Ltd.	2,407	282,760
Dong-A ST Co., Ltd.	4,078	417,547
Dongkuk Steel Mill Co., Ltd.	50,333	515,106
Doosan Corp.	3,701	417,378
Doosan Heavy Industries & Construction Co., Ltd.(1)	23,400	390,061
Doosan Infracore Co., Ltd.(1)	34,600	329,220
E-MART, Inc.	10,328	2,599,915
GS Engineering & Construction Corp.	19,935	756,719
GS Holdings Corp.	36,220	2,073,278
Hana Financial Group, Inc.	46,600	2,070,586
Hanjin Kal Corp.	19,283	438,661
Hankook Tire Co., Ltd.	21,623	998,626
Hanmi Pharmaceutical Co., Ltd.	3,953	1,711,277
Hanmi Science Co., Ltd.	9,058	655,536
Hansol Holdings Co., Ltd.	37,566	185,068
Hansol Paper Co., Ltd.	22,933	368,058
Hanwha Aerospace Co., Ltd.(1)	9,095	203,876
Hanwha Chemical Corp.	35,850	963,734
Hanwha Corp.	11,790	438,350
Hite-Jinro Co., Ltd.	20,121	409,337

Security	Shares	Value
Hyosung Corp.	8,368	$1,023,744
Hyundai Construction Equipment Co., Ltd.(1)	1,100	194,098
Hyundai Department Store Co., Ltd.	7,615	734,260
Hyundai Development Co.- Engineering & Construction	15,700	682,316
Hyundai Engineering & Construction Co., Ltd.	15,844	938,333
Hyundai Glovis Co., Ltd.	4,770	749,597
Hyundai Heavy Industries Co., Ltd.(1)	6,601	730,746
Hyundai Heavy Industries Holdings Co., Ltd.(1)	867	340,666
Hyundai Marine & Fire Insurance Co., Ltd.	10,256	366,417
Hyundai Mipo Dockyard Co., Ltd.(1)	5,275	438,067
Hyundai Mobis Co., Ltd.	14,074	3,259,307
Hyundai Motor Co.	30,410	4,535,584
Hyundai Steel Co.	26,879	1,519,215
Hyundai Wia Corp.	5,400	270,441
Industrial Bank of Korea	37,480	587,755
Kakao Corp.	5,600	576,217
Kangwon Land, Inc.	30,266	816,469
KB Financial Group, Inc.	75,301	4,278,231
KCC Corp.	1,345	490,953
Kia Motors Corp.	53,420	1,649,326
Korea Electric Power Corp.	165,795	5,799,799
Korea Gas Corp.(1)	29,048	1,484,743
Korea Investment Holdings Co., Ltd.	6,990	590,455
Korea Zinc Co., Ltd.	3,675	1,487,374
Korean Air Lines Co., Ltd.	10,010	318,125
Korean Reinsurance Co.	29,387	323,774
KT Corp.	69,653	1,770,984
KT Corp. ADR	16,800	225,624
KT&G Corp.	36,763	3,361,693
Kumho Petrochemical Co., Ltd.	4,400	440,034
LG Chem, Ltd.	10,733	3,592,643
LG Corp.	29,710	2,247,406
LG Display Co., Ltd.	19,325	421,944
LG Electronics, Inc.	25,843	2,450,402
LG Hausys, Ltd.	2,858	217,241
LG Household & Health Care, Ltd.	3,104	3,963,432
LG International Corp.	20,600	507,671
LG Uplus Corp.	158,829	1,818,322
Lotte Chemical Corp.	4,379	1,686,251
Lotte Corp.(1)	5,796	352,149
LOTTE Fine Chemical Co., Ltd.	9,050	576,241
Lotte Shopping Co., Ltd.	4,523	1,078,316
LS Corp.	7,030	509,742
LS Industrial Systems Co., Ltd.	9,200	587,432
Medy-Tox, Inc.	3,894	2,530,811
Mirae Asset Daewoo Co., Ltd.	76,889	696,175
Naver Corp.	1,979	1,319,681
NCsoft Corp.	1,263	423,323
NH Investment & Securities Co., Ltd.	42,208	609,078
NHN Entertainment Corp.(1)	4,718	270,444
Nong Shim Co., Ltd.	3,700	1,118,326
OCI Co., Ltd.	4,137	599,701
Orion Corp./Republic of Korea	10,527	1,222,014
POSCO	18,272	6,295,813
Posco Daewoo Corp.	21,675	454,968

Security	Shares	Value
S-Oil Corp.	30,612	$3,139,529
S1 Corp.	6,966	638,790
Samsung Biologics Co., Ltd.(1)(2)	7,181	3,261,543
Samsung C&T Corp.	17,126	2,233,786
Samsung Card Co., Ltd.	8,160	284,555
Samsung Electro-Mechanics Co., Ltd.	5,701	626,008
Samsung Electronics Co., Ltd.	5,760	14,276,774
Samsung Fire & Marine Insurance Co., Ltd.	6,479	1,617,740
Samsung Heavy Industries Co., Ltd.(1)	67,350	460,386
Samsung Life Insurance Co., Ltd.	14,110	1,540,346
Samsung SDI Co., Ltd.	3,725	634,292
Samsung Securities Co., Ltd.	16,440	565,423
Shinhan Financial Group Co., Ltd.	74,551	3,319,507
Shinsegae, Inc.	3,084	1,197,003
SK Chemicals Co., Ltd.(1)	5,375	507,453
SK Discovery Co., Ltd.	5,006	198,980
SK Holdings Co., Ltd.	6,584	1,802,232
SK Hynix, Inc.	37,255	2,929,881
SK Innovation Co., Ltd.	40,091	7,346,526
SK Networks Co., Ltd.	64,010	335,640
SK Telecom Co., Ltd.	25,582	5,465,926
ViroMed Co., Ltd.(1)	9,440	1,887,267
Woori Bank	61,986	925,416
Yuanta Securities Korea Co., Ltd.(1)	78,565	331,646
Yuhan Corp.	6,867	1,466,827
Zyle Daewoo Motor Sales Corp.(1)	5,113	7,205

		$168,772,982

Sri Lanka — 0.7%
Access Engineering PLC	3,199,414	$403,639
Aitken Spence PLC	1,072,547	353,814
Ceylon Tobacco Co. PLC	140,993	938,535
Chevron Lubricants Lanka PLC	1,821,700	1,051,147
Commercial Bank of Ceylon PLC	2,108,547	1,811,114
DFCC Bank PLC	293,137	217,343
Dialog Axiata PLC	17,294,868	1,561,498
Distilleries Co. of Sri Lanka PLC	1,996,476	278,519
Hatton National Bank PLC	1,538,463	2,350,138
Hemas Holdings PLC	500,000	396,009
John Keells Holdings PLC	3,927,989	4,104,878
Lanka IOC PLC	1,479,571	314,062
Melstacorp PLC	6,738,108	2,476,136
National Development Bank PLC	800,061	683,331
Nations Trust Bank PLC	386,337	208,727
Sampath Bank PLC	943,632	1,809,130
Teejay Lanka PLC	1,705,074	344,257

		$19,302,277

Taiwan — 5.7%
AcBel Polytech, Inc.	429,000	$274,089
Acer, Inc.	593,519	452,643
AirTAC International Group	106,714	1,851,640

Security	Shares	Value
AmTRAN Technology Co., Ltd.	650,067	$279,094
ASE Industrial Holding Co., Ltd.	262,561	712,610
Asia Cement Corp.	1,069,356	1,141,191
Asustek Computer, Inc.	63,325	591,812
AU Optronics Corp.	1,011,837	417,237
Capital Securities Corp.	711,928	269,157
Catcher Technology Co., Ltd.	71,183	789,432
Cathay Financial Holding Co., Ltd.	1,335,533	2,395,619
Center Laboratories, Inc.(1)	523,551	1,244,889
Chailease Holding Co., Ltd.	205,224	748,806
Chang Hwa Commercial Bank, Ltd.	1,489,476	857,399
Cheng Shin Rubber Industry Co., Ltd.	1,124,672	1,813,505
Chicony Electronics Co., Ltd.	177,666	437,720
China Airlines, Ltd.(1)	2,591,887	945,461
China Development Financial Holding Corp.	2,607,050	985,720
China Life Insurance Co., Ltd.	473,009	512,478
China Motor Corp.	881,315	829,151
China Petrochemical Development Corp.(1)	2,175,564	952,745
China Steel Corp.	3,182,734	2,518,518
Chipbond Technology Corp.	189,000	374,522
Chong Hong Construction Co., Ltd.	184,999	537,272
Chunghwa Telecom Co., Ltd.	2,646,746	10,071,047
Clevo Co.	394,155	388,858
Compal Electronics, Inc.	572,345	372,798
Coretronic Corp.	165,702	220,556
CTBC Financial Holding Co., Ltd.	3,424,275	2,442,066
Delta Electronics, Inc.	190,151	689,394
Dynapack International Technology Corp.	183,374	241,048
E Ink Holdings, Inc.	278,000	307,606
E.Sun Financial Holding Co., Ltd.	1,633,000	1,154,782
Eclat Textile Co., Ltd.	109,159	1,316,943
Elan Microelectronics Corp.	183,300	265,303
Epistar Corp.(1)	125,472	170,765
EVA Airways Corp.	1,789,366	960,870
Evergreen International Storage & Transport Corp.	868,000	394,842
Evergreen Marine Corp.(1)	2,373,754	1,200,664
Everlight Electronics Co., Ltd.	142,291	199,422
Far Eastern Department Stores, Ltd.	1,427,995	937,679
Far Eastern New Century Corp.	2,912,695	2,779,996
Far EasTone Telecommunications Co., Ltd.	1,332,084	3,524,329
Feng Hsin Steel Co., Ltd.	183,260	369,069
FIH Mobile, Ltd.	1,391,000	238,478
First Financial Holding Co., Ltd.	1,703,587	1,171,229
Formosa Chemicals & Fibre Corp.	963,399	3,539,673
Formosa International Hotels Corp.	118,084	611,564
Formosa Petrochemical Corp.	1,005,320	4,102,053
Formosa Plastics Corp.	1,035,896	3,635,206
Formosa Taffeta Co., Ltd.	842,000	952,024
Formosan Rubber Group, Inc.	350,730	177,373
Foxconn Technology Co., Ltd.	109,087	270,850
Fubon Financial Holding Co., Ltd.	1,218,596	2,084,843

Security	Shares	Value
Giant Manufacturing Co., Ltd.	234,208	$1,189,480
Goldsun Building Materials Co., Ltd.(1)	1,672,928	543,296
Great Wall Enterprise Co., Ltd.	930,888	1,203,864
Highwealth Construction Corp.	441,669	679,986
Hiwin Technologies Corp.	240,040	3,615,942
Hon Hai Precision Industry Co., Ltd.	1,075,434	2,991,192
Hota Industrial Manufacturing Co., Ltd.	128,360	564,242
Hotai Motor Co., Ltd.	221,000	2,166,208
HTC Corp.(1)	185,535	376,151
Hu Lane Associate, Inc.	157,000	735,017
Hua Nan Financial Holdings Co., Ltd.	1,913,080	1,156,903
Innolux Corp.	1,213,762	451,673
Inventec Corp.	324,966	246,208
Kenda Rubber Industrial Co., Ltd.	238,367	275,387
Kinpo Electronics, Inc.	2,159,000	763,456
Kinsus Interconnect Technology Corp.	182,000	298,976
Largan Precision Co., Ltd.	7,795	906,622
Lite-On Technology Corp.	240,941	317,949
MediaTek, Inc.	119,462	1,358,714
Mega Financial Holding Co., Ltd.	2,108,730	1,861,602
Merida Industry Co., Ltd.	233,657	1,040,291
Nan Kang Rubber Tire Co., Ltd.	1,153,253	971,996
Nan Ya Plastics Corp.	1,191,214	3,262,717
Neo Solar Power Corp.(1)	685,542	284,184
Novatek Microelectronics Corp., Ltd.	62,942	264,201
Pegatron Corp.	223,028	519,984
Phison Electronics Corp.	17,363	157,184
Pou Chen Corp.	1,183,819	1,480,453
Powertech Technology, Inc.	111,865	320,228
President Chain Store Corp.	619,664	6,090,962
Quanta Computer, Inc.	317,508	577,268
Radiant Opto-Electronics Corp.	141,264	291,590
Radium Life Tech Co., Ltd.(1)	633,422	229,935
Realtek Semiconductor Corp.	74,002	279,853
Ruentex Development Co., Ltd.(1)	524,767	628,370
Ruentex Industries, Ltd.	372,060	720,903
Sanyang Motor Co., Ltd.	1,427,866	1,019,797
ScinoPharm Taiwan, Ltd.	255,343	278,446
Shin Kong Financial Holding Co., Ltd.	1,899,606	772,041
Shin Kong Synthetic Fibers Corp.	1,321,483	453,471
Simplo Technology Co., Ltd.	30,533	170,707
Sino-American Silicon Products, Inc.	70,233	301,434
SinoPac Financial Holdings Co., Ltd.	3,020,446	1,086,955
St. Shine Optical Co., Ltd.	22,000	589,827
Synnex Technology International Corp.	169,358	243,232
Tainan Spinning Co., Ltd.	941,822	416,971
Taishin Financial Holding Co., Ltd.	2,177,766	1,058,221
Taiwan Business Bank	767,898	235,981
Taiwan Cement Corp.	1,049,830	1,442,702
Taiwan Cooperative Financial Holding Co., Ltd.	1,992,288	1,157,643
Taiwan Fertilizer Co., Ltd.	615,000	829,946

Security	Shares	Value
Taiwan Glass Industry Corp.(1)	542,564	$362,544
Taiwan Mobile Co., Ltd.	1,302,296	4,809,253
Taiwan Semiconductor Manufacturing Co., Ltd.	1,202,465	9,159,582
Taiwan Tea Corp.	395,711	206,100
Tatung Co., Ltd.(1)	1,653,785	1,229,871
Teco Electric & Machinery Co., Ltd.	2,247,000	1,823,806
Tong Yang Industry Co., Ltd.	580,608	1,045,646
TPK Holding Co., Ltd.(1)	79,148	172,630
Tripod Technology Corp.	68,535	207,311
TSRC Corp.	693,063	697,678
TTY Biopharm Co., Ltd.	534,330	1,807,165
Tung Ho Steel Enterprise Corp.	991,060	822,917
U-Ming Marine Transport Corp.	186,000	227,674
Uni-President Enterprises Corp.	4,204,831	10,119,616
Unimicron Technology Corp.	199,000	111,831
United Microelectronics Corp.	1,215,090	655,264
Walsin Lihwa Corp.	2,539,000	1,726,324
Wan Hai Lines, Ltd.	518,962	299,300
Waterland Financial Holdings	1,164,977	406,855
Wei Chuan Food Corp.(1)	623,000	494,133
Wistron Corp.	281,230	223,635
WPG Holdings Co., Ltd.	247,489	333,031
Xxentria Technology Materials Corp.	234,700	595,293
Yageo Corp.	22,352	468,520
Yang Ming Marine Transport(1)	1,153,621	399,494
YFY, Inc.(1)	899,120	383,486
Yieh Phui Enterprise Co., Ltd.	1,879,319	650,646
Yuanta Financial Holding Co., Ltd.	2,872,629	1,370,969
Yulon Motor Co., Ltd.	1,112,950	848,868

		$157,263,843

Thailand — 3.0%
Advanced Info Service PCL(7)	718,900	$4,733,368
Airports of Thailand PCL(7)	1,801,600	4,053,752
AP Thailand PCL(7)	2,428,300	644,790
Bangkok Bank PCL(7)	126,300	768,986
Bangkok Dusit Medical Services PCL(7)	5,099,200	3,632,417
Bangkok Land PCL(7)	13,071,100	774,492
Banpu PCL(7)	1,627,000	993,406
BEC World PCL(7)	1,752,100	573,855
Berli Jucker PCL(7)	591,200	1,116,137
BTS Group Holdings PCL(7)	4,097,700	1,162,054
Bumrungrad Hospital PCL(7)	688,500	4,133,650
Central Pattana PCL(7)	537,000	1,370,356
Central Plaza Hotel PCL(7)	268,400	443,658
CH. Karnchang PCL(7)	442,520	335,135
Charoen Pokphand Foods PCL(7)	1,456,900	1,124,445
CP ALL PCL(7)	1,488,700	4,095,964
Delta Electronics (Thailand) PCL(7)	1,323,300	2,816,687
Electricity Generating PCL(7)	381,600	2,690,539
Glow Energy PCL(7)	797,400	2,172,109

Security	Shares	Value
Hana Microelectronics PCL(7)	1,730,900	$1,901,384
Home Product Center PCL(7)	3,521,555	1,666,124
Indorama Ventures PCL(7)	1,087,200	2,063,527
IRPC PCL(7)	3,717,200	827,196
Italian-Thai Development PCL(7)	4,208,006	410,150
Jasmine International PCL(7)	662,900	122,526
Kasikornbank PCL(7)	300,200	1,851,210
KCE Electronics PCL(7)	281,300	608,849
Khon Kaen Sugar Industry PCL(7)	2,728,780	269,297
Kiatnakin Bank PCL(7)	103,100	240,286
Krung Thai Bank PCL(7)	1,231,400	707,364
L.P.N. Development PCL(7)	1,255,000	396,917
Land & Houses PCL(7)	2,593,500	902,715
Minor International PCL(7)	2,603,577	3,307,442
Pruksa Holding PCL(7)	518,200	365,392
PTT Exploration & Production PCL(7)	314,498	1,332,760
PTT Global Chemical PCL(7)	876,200	2,707,988
PTT PCL(7)	2,036,000	3,631,342
Quality House PCL(7)	8,192,646	793,327
Ratchaburi Electricity Generating Holding PCL(7)	676,000	1,118,689
Robinson PCL(7)	644,300	1,339,529
Samart Corp. PCL(7)	2,188,100	591,005
Siam Cement PCL(7)	146,100	2,161,088
Siam City Cement PCL(7)	90,083	700,893
Siam Commercial Bank PCL(7)	482,500	1,998,577
Siam Global House PCL (The)(7)	1,162,656	597,833
Sino-Thai Engineering & Construction PCL(1)(7)	452,157	249,946
Superblock PCL(1)(7)	11,910,000	433,011
Thai Airways International PCL(1)(7)	794,000	405,878
Thai Beverage PCL	3,524,300	2,265,724
Thai Oil PCL(7)	330,500	983,879
Thai Union Group PCL(7)	950,700	540,798
Thanachart Capital PCL(7)	363,800	617,759
Thoresen Thai Agencies PCL(7)	1,334,265	352,069
TMB Bank PCL(7)	11,654,600	868,243
Total Access Communication PCL(7)	1,130,500	1,821,843
TPI Polene PCL(7)	7,161,500	428,693
True Corp. PCL(7)	8,870,490	2,133,936
TTW PCL(7)	3,598,200	1,415,569

		$82,766,558

Turkey — 2.7%
AG Anadolu Grubu Holding AS	109,884	$592,144
Akbank Turk AS	887,877	1,847,382
Akcansa Cimento AS	126,800	312,921
Aksa Akrilik Kimya Sanayii AS	251,413	823,434
Aksa Enerji Uretim AS(1)	600,923	614,343
Albaraka Turk Katilim Bankasi AS	522,467	202,651
Anadolu Efes Biracilik ve Malt Sanayii AS	257,058	1,686,999
Arcelik AS	516,256	2,301,919
Aygaz AS	279,132	927,875

Security	Shares	Value
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	372,500	$268,390
BIM Birlesik Magazalar AS	271,885	4,619,502
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(1)	121,177	205,383
Cimsa Cimento Sanayi ve Ticaret AS	141,400	437,891
Coca-Cola Icecek AS	102,495	903,010
Dogan Sirketler Grubu Holding AS(1)	1,732,915	436,829
Dogus Otomotiv Servis ve Ticaret AS(1)	111,778	208,273
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	440,700	442,731
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	9,265,567	5,552,064
Enka Insaat ve Sanayi AS	1,229,887	1,479,900
Eregli Demir ve Celik Fabrikalari TAS	2,495,893	6,230,340
Ford Otomotiv Sanayi AS	157,461	2,167,713
Gubre Fabrikalari TAS(1)	239,300	226,973
Haci Omer Sabanci Holding AS	498,524	1,178,979
Is Gayrimenkul Yatirim Ortakligi AS	1,603,447	481,619
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,316,004	2,316,985
KOC Holding AS	746,532	2,522,059
Koza Altin Isletmeleri AS(1)	77,300	865,518
Migros Ticaret AS(1)	75,000	421,310
Net Holding AS(1)	325,363	159,883
Pegasus Hava Tasimaciligi AS(1)	36,600	255,248
Petkim Petrokimya Holding AS	1,035,782	1,830,587
TAV Havalimanlari Holding AS	101,888	548,420
Tekfen Holding AS	209,373	792,317
Tofas Turk Otomobil Fabrikasi AS	266,109	1,639,875
Trakya Cam Sanayii AS	330,359	382,865
Tupras-Turkiye Petrol Rafinerileri AS	353,994	9,048,871
Turk Hava Yollari AO(1)	578,119	2,388,012
Turk Sise ve Cam Fabrikalari AS	769,408	854,999
Turk Telekomunikasyon AS(1)	1,467,995	2,274,742
Turkcell Iletisim Hizmetleri AS	2,156,473	7,425,115
Turkiye Garanti Bankasi AS	882,172	1,997,617
Turkiye Halk Bankasi AS	267,144	546,574
Turkiye Is Bankasi AS, Class C	563,039	853,154
Turkiye Sinai Kalkinma Bankasi AS	879,989	303,917
Turkiye Vakiflar Bankasi TAO, Class D	458,258	674,276
Ulker Biskuvi Sanayi AS	269,059	1,410,437
Vestel Elektronik Sanayi ve Ticaret AS(1)	242,175	591,238
Yapi ve Kredi Bankasi AS(1)	313,444	306,972

		$74,560,256

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	1,558,421	$2,976,547
Abu Dhabi National Hotels	232,683	176,874
Agthia Group PJSC	1,013,903	1,198,007
Air Arabia PJSC	6,129,835	2,035,403
Ajman Bank PJSC	825,022	222,454
Al Waha Capital PJSC	1,587,889	775,196
Aldar Properties PJSC	4,132,498	2,358,942
Arabtec Holding PJSC	1,673,286	927,947
Dana Gas PJSC	5,241,906	1,409,647

Security		Shares	Value
DP World, Ltd.		336,282	$7,465,596
Dubai Financial Market PJSC		1,928,561	513,297
Dubai Investments PJSC		1,856,227	957,775
Dubai Islamic Bank PJSC		982,741	1,470,861
DXB Entertainments PJSC(1)		4,892,600	512,700
Emaar Properties PJSC		2,668,666	4,194,315
Emirates Telecommunications Group Co. PJSC		577,000	2,688,376
First Abu Dhabi Bank PJSC		2,038,161	6,870,189
National Central Cooling Co. (Tabreed)		828,054	394,852
RAK Properties PJSC		2,150,800	386,171
Ras Al Khaimah Ceramics		369,243	250,300
Union National Bank PJSC		1,310,400	1,319,180

			$39,104,629

Vietnam — 1.3%
Bank for Foreign Trade of Vietnam JSC		1,188,355	$3,115,209
Bao Viet Holdings		307,150	1,236,778
Development Investment Construction Corp.		322,120	317,337
FLC Faros Construction JSC(1)		319,610	1,210,914
FPT Corp.		163,350	437,662
HAGL JSC(1)		1,155,511	268,264
Hoa Phat Group JSC(1)		2,119,977	4,997,396
KIDO Group Corp.		633,520	1,014,230
Kinh Bac City Development Share Holding Corp.(1)		328,860	191,498
Masan Group Corp.(1)		408,780	1,641,797
PetroVietnam Drilling & Well Services JSC(1)		813,305	605,114
PetroVietnam Fertilizer & Chemical JSC		880,500	737,481
PetroVietnam Gas JSC		352,900	1,721,003
PetroVietnam Technical Services Corp.		1,236,400	985,633
Pha Lai Thermal Power JSC		483,390	389,601
Phu Nhuan Jewelry JSC		48,870	366,130
Refrigeration Electrical Engineering Corp.		186,753	315,142
Saigon Securities, Inc.		198,000	311,765
Tan Tao Investment & Industry JSC(1)		1,554,838	168,796
Vietjet Aviation JSC		342,230	2,806,765
Vietnam Dairy Products JSC		492,098	3,990,576
Vietnam Joint Stock Commercial Bank for Industry and Trade		1,255,523	1,608,009
Vingroup JSC(1)		1,494,659	8,235,327

			$36,672,427

Total Common Stocks (identified cost $2,213,068,969)			$2,703,444,941

Equity-Linked Securities(2)(8) — 0.8%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	7/20/20	23,008	$496,940
Al Abdullatif Industrial Investment Co.	4/5/21	64,200	240,006
Al Rajhi Bank	1/19/21	102,627	2,301,428
Al Tayyar Travel Group Holding Co.	2/24/21	70,167	536,040

Security	Maturity Date	Shares	Value
Alinma Bank	1/19/21	109,712	$610,251
Almarai Co.	7/20/20	69,763	1,116,134
Arab National Bank	3/13/20	49,700	415,464
Bank Albilad	2/24/21	68,212	444,531
Banque Saudi Fransi	3/24/20	71,335	627,706
Dar Al Arkan Real Estate Development	7/20/18	185,500	690,509
Etihad Etisalat Co.	11/9/20	134,038	616,176
Fawaz Abdulaziz Alhokair Co.	2/28/20	43,595	341,762
Jarir Marketing Co.	1/19/21	14,325	654,704
Mobile Telecommunication Co.	4/5/21	123,207	266,438
National Industrialization Co.	8/26/19	62,181	340,895
Rabigh Refining and Petrochemicals Co.	7/20/20	92,400	677,555
Riyad Bank	11/9/20	161,200	644,757
Sahara Petrochemical Co.	9/14/18	43,292	202,478
Samba Financial Group	5/6/20	111,105	862,117
Saudi Airlines Catering Co.	5/28/18	5,500	128,325
Saudi Arabian Amiantit Co.	4/5/21	106,500	222,925
Saudi Arabian Fertilizer Co.	7/20/20	21,858	381,761
Saudi Arabian Mining Co.	4/5/21	34,028	517,191
Saudi Basic Industries Corp.	1/19/21	53,015	1,620,030
Saudi British Bank	3/24/20	58,524	510,295
Saudi Cable Co.(1)	7/20/18	52,056	135,059
Saudi Cement Co.	7/20/18	14,570	198,139
Saudi Chemical Co.	4/05/21	25,900	243,099
Saudi Electricity Co.	1/19/21	268,400	1,643,214
Saudi Industrial Investment Group	12/12/19	35,563	245,131
Saudi International Petrochemical	1/19/21	40,200	223,819
Saudi Kayan Petrochemical Co.	1/19/21	123,009	472,323
Saudi Telecom Co.	4/5/21	70,868	1,562,771
Savola AB	1/24/20	88,024	984,630
Yanbu National Petrochemicals Co.	7/20/20	18,678	346,641

Total Equity-Linked Securities (identified cost $18,860,544)			$21,521,244

Short-Term Investments — 0.0%(5)

Description		Principal Amount (000’s omitted)	Value
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 5/1/18		$301	$301,032

Total Short-Term Investments (identified cost $301,032)			$301,032

Total Investments — 99.1% (identified cost $2,232,230,545)			$2,725,267,217

Other Assets, Less Liabilities — 0.9%			$23,511,108

Net Assets — 100.0%			$2,748,778,325

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $35,227,631 or 1.3% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $39,649,072 or 1.4% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Hong Kong Dollar	10.1%	$278,139,910
United States Dollar	8.6	235,849,353
South Korean Won	6.1	168,547,358
Indian Rupee	6.0	165,815,095
South African Rand	5.9	161,727,714
New Taiwan Dollar	5.7	157,025,365
Brazilian Real	5.5	152,459,433
Mexican Peso	5.1	140,887,993
Chilean Peso	3.1	84,086,915
Malaysian Ringgit	3.0	82,297,168
Thai Baht	2.9	80,500,834
Philippine Peso	2.8	78,015,235
Polish Zloty	2.8	77,179,560
Indonesian Rupiah	2.8	75,793,184
Euro	2.8	75,605,652
New Turkish Lira	2.7	74,560,256
Russian Ruble	2.0	53,781,483
Kuwaiti Dinar	1.9	51,865,532
Qatari Riyal	1.6	43,474,882
Chinese Yuan Renminbi	1.5	40,502,029
United Arab Emirates Dirham	1.4	38,635,054
Colombian Peso	1.3	36,694,322
Vietnamese Dong	1.3	36,672,427
Pakistani Rupee	1.2	33,000,734
Other currency, less than 1% each	11.0	302,149,729

Total Investments	99.1%	$2,725,267,217

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.9%	$518,379,065
Materials	11.4	313,887,321
Industrials	10.6	291,285,405
Consumer Staples	10.6	291,021,819
Telecommunication Services	9.1	249,316,205
Energy	8.9	246,104,842
Consumer Discretionary	8.8	241,152,306
Utilities	6.1	168,226,526
Information Technology	5.5	152,780,970
Health Care	5.5	151,469,552
Real Estate	3.7	101,342,174
Short-Term Investments	0.0 (1)	301,032

Total Investments	99.1%	$2,725,267,217

(1)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at April 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$24,201,561	$1,248,862,601		$2,286,625	$1,275,350,787
Emerging Europe	18,810,142	441,924,395		49,478	460,784,015
Latin America	503,781,602	—		—	503,781,602
Middle East/Africa	6,747,133	456,781,404		0	463,528,537
Total Common Stocks	$553,540,438	$2,147,568,400	**	$2,336,103	$2,703,444,941
Equity-Linked Securities - Saudi Arabia	$—	$21,521,244		$—	$21,521,244
Short-Term Investments	—	301,032		—	301,032
Total Investments	$553,540,438	$2,169,390,676		$2,336,103	$2,725,267,217

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2018 is not presented. At April 30, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Parametric International Equity Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Australia — 9.1%
Adelaide Brighton, Ltd.	13,200	$63,685
AGL Energy, Ltd.	66,330	1,081,009
Altium, Ltd.	17,033	258,669
Alumina, Ltd.	55,500	109,245
Amcor, Ltd.	17,100	176,215
AMP, Ltd.	36,161	109,465
ARB Corp., Ltd.	5,909	92,167
Aristocrat Leisure, Ltd.	28,570	573,131
Asx, Ltd.	1,485	65,285
Atlassian Corp. PLC, Class A(1)	8,534	477,733
Aurizon Holdings, Ltd.	31,941	107,489
AusNet Services	252,683	326,184
Australian Pharmaceutical Industries, Ltd.	100,174	101,722
Automotive Holdings Group, Ltd.	23,000	58,240
Bank of Queensland, Ltd.	6,700	50,480
Beach Energy, Ltd.	231,000	272,442
Bendigo & Adelaide Bank, Ltd.	15,000	119,388
Blackmores, Ltd.	1,718	152,069
BlueScope Steel, Ltd.	10,995	135,122
Boral, Ltd.	21,487	110,578
Brambles, Ltd.	56,335	416,833
BWP Trust	43,000	101,065
Caltex Australia, Ltd.	14,550	338,357
carsales.com, Ltd.	30,179	323,922
Charter Hall Retail REIT	33,000	97,794
Cimic Group, Ltd.	2,560	87,114
Cleanaway Waste Management, Ltd.	110,518	131,245
Coca-Cola Amatil, Ltd.	25,021	174,649
Cochlear, Ltd.	3,328	484,323
Commonwealth Bank of Australia	11,400	613,826
Cromwell Property Group	126,000	102,555
CSL, Ltd.	12,919	1,654,782
CSR, Ltd.	25,925	109,388
Dexus	30,795	219,000
Domain Holdings Australia, Ltd.	33,200	76,974
DuluxGroup, Ltd.	13,768	80,049
Elders, Ltd.	17,500	103,836
Evolution Mining, Ltd.	44,676	106,795
G8 Education, Ltd.	67,000	113,821
Goodman Group	44,165	300,478
GPT Group (The)	68,630	248,860
GrainCorp, Ltd., Class A	25,572	170,156
GUD Holdings, Ltd.	8,300	78,852
GWA Group, Ltd.	44,335	128,002
Hansen Technologies, Ltd.	30,805	99,269
Harvey Norman Holdings, Ltd.	59,500	156,841

1

Security	Shares	Value
Iluka Resources, Ltd.	9,500	$83,399
Incitec Pivot, Ltd.	24,973	71,066
Insurance Australia Group, Ltd.	20,689	122,477
Investa Office Fund	35,475	116,853
InvoCare, Ltd.	7,600	74,276
IOOF Holdings, Ltd.	7,250	48,689
James Hardie Industries PLC CDI	6,121	108,093
JB Hi-Fi, Ltd.	10,075	194,242
Link Administration Holdings, Ltd.	45,000	280,005
Macquarie Atlas Roads Group(1)	33,880	163,815
Medibank Pvt, Ltd.	42,014	92,337
Metcash, Ltd.	68,363	184,519
Mirvac Group	126,845	212,869
National Australia Bank, Ltd.	15,330	333,259
Navitas, Ltd.	32,100	102,778
Newcrest Mining, Ltd.	10,706	169,690
Northern Star Resources, Ltd.	21,243	101,382
Oil Search, Ltd.	69,256	407,438
Orica, Ltd.	5,800	86,415
Orora, Ltd.	42,869	107,517
Premier Investments, Ltd.	7,193	84,931
Qantas Airways, Ltd.	38,249	165,418
REA Group, Ltd.	4,583	277,463
Reliance Worldwide Corp, Ltd.	24,300	86,234
Rio Tinto, Ltd.	5,296	315,187
Scentre Group	133,091	402,269
Sims Metal Management, Ltd.	5,711	69,021
South32, Ltd.	79,639	221,000
Southern Cross Media Group, Ltd.	51,672	44,743
Spark Infrastructure Group	270,383	476,742
SpeedCast International, Ltd.	46,511	206,580
Star Entertainment Group, Ltd. (The)	38,085	150,713
Stockland	71,106	221,026
Suncorp Group, Ltd.	10,356	108,921
Super Retail Group, Ltd.	18,050	97,589
Sydney Airport	45,111	241,528
Tabcorp Holdings, Ltd.	89,236	293,439
Technology One, Ltd.	32,500	120,720
Telstra Corp., Ltd.	346,742	824,421
Tox Free Solutions, Ltd.	37,052	95,878
Transurban Group	71,615	624,031
Treasury Wine Estates, Ltd.	28,241	403,394
Vicinity Centres	132,611	242,807
Village Roadshow, Ltd.(1)	13,829	22,461
Washington H. Soul Pattinson & Co., Ltd.	17,626	257,076
Webjet, Ltd.	9,738	80,211
Wesfarmers, Ltd.	30,491	1,003,141
Westpac Banking Corp.	24,157	518,903
WiseTech Global, Ltd.	28,825	216,493
Woodside Petroleum, Ltd.	41,125	996,602

		$22,889,165

Austria — 1.1%
ams AG	2,617	$215,842
ANDRITZ AG	2,354	126,531

2

Security	Shares	Value
BUWOG AG	5,424	$190,286
CA Immobilien Anlagen AG	4,051	140,472
DO & Co. AG	1,870	116,240
Erste Group Bank AG	4,915	240,351
EVN AG	2,151	44,039
Lenzing AG	409	47,594
Oesterreichische Post AG	3,050	146,472
OMV AG	5,153	319,151
Porr AG	1,731	61,604
Rhi Magnesita NV(1)	2,046	120,560
S IMMO AG	2,800	55,388
S&T AG	1,638	42,048
Telekom Austria AG	19,133	182,447
UNIQA Insurance Group AG	4,365	52,268
Verbund AG	11,900	368,533
Vienna Insurance Group	2,101	68,294
Wienerberger AG	6,800	171,346

		$2,709,466

Belgium — 2.2%
Ackermans & van Haaren NV	418	$75,426
Aedifica SA	3,049	276,484
Ageas	2,473	132,287
AGFA-Gevaert NV(1)	34,400	122,643
Anheuser-Busch InBev SA/NV	7,335	728,612
Barco NV	1,818	234,851
Bekaert SA	2,430	102,071
Biocartis NV(1)(2)	6,300	96,760
bpost SA	11,153	244,594
Cofinimmo	2,670	354,433
Colruyt SA	750	42,203
Econocom Group SA/NV	26,944	173,474
Elia System Operator SA/NV	3,060	193,323
Euronav SA	16,700	134,749
Gimv NV	1,583	94,854
Groupe Bruxelles Lambert SA	1,360	155,457
Ion Beam Applications	3,519	71,756
KBC Group NV	1,609	139,887
Kinepolis Group NV	1,796	125,491
Ontex Group NV	977	25,043
Orange Belgium SA	1,888	39,189
Proximus SA	13,655	418,446
Retail Estates NV	755	66,311
Sofina SA	347	60,574
Solvay SA	1,639	227,936
Telenet Group Holding NV(1)	4,666	272,680
UCB SA	4,872	366,930
Umicore SA	6,674	371,198
Van de Velde NV	1,568	64,774

		$5,412,436

Denmark — 2.0%
Alm Brand A/S	4,100	$43,330
Bakkafrost P/F	2,234	128,181
Carlsberg A/S, Class B	3,846	430,105

3

Security	Shares	Value
Chr. Hansen Holding A/S	4,046	$366,766
Coloplast A/S, Class B	1,302	110,297
Danske Bank A/S	12,233	425,734
Dfds A/S(1)	1,122	69,854
DSV A/S	1,975	156,412
H Lundbeck AS	1,459	84,522
ISS A/S	1,926	67,168
Matas A/S	4,212	48,507
Nilfisk Holding A/S(1)	1,020	49,950
NKT A/S(1)	809	24,048
Novo Nordisk A/S, Class B	10,335	486,033
Novozymes A/S, Class B	6,973	327,821
Orsted A/S(2)	11,758	774,094
Pandora A/S	6,625	735,965
Ringkjoebing Landbobank A/S	795	47,894
Rockwool International A/S	246	74,166
Royal Unibrew A/S	2,936	194,393
Topdanmark A/S	2,527	118,844
Vestas Wind Systems A/S	2,869	185,601
William Demant Holding A/S(1)	1,895	73,851

		$5,023,536

Finland — 2.3%
Amer Sports Oyj	8,339	$255,083
Caverion OYJ(1)	4,767	39,829
Citycon Oyj	50,397	115,262
Cramo Oyj	3,655	85,804
DNA Oyj	6,160	144,165
Elisa Oyj	9,357	413,602
Ferratum Oyj	2,041	65,706
Fortum Oyj	26,787	616,176
Huhtamaki Oyj	1,924	78,258
Kemira Oyj	3,783	50,632
Kesko Oyj, Class B	7,618	447,327
Kone Oyj, Class B	4,394	218,230
Metsa Board Oyj	9,623	107,819
Neste Oyj	7,468	628,854
Nokia Oyj	81,195	487,187
Nokian Renkaat Oyj	4,149	166,009
Oriola Oyj, Series B	21,185	71,410
Orion Oyj, Class B	14,650	444,344
Raisio Oyj, Class V	9,946	42,321
Sampo Oyj, Class A	8,646	467,590
Technopolis Oyj	15,622	73,072
Tieto Oyj	2,033	72,821
Tokmanni Group Corp.	7,975	67,738
UPM-Kymmene Oyj	10,178	363,167
Uponor Oyj	4,213	73,400
Valmet Oyj	3,811	72,242
YIT Oyj	7,400	49,660

		$5,717,708

France — 8.8%
Aeroports de Paris	489	$107,640
Air Liquide SA	15,550	2,021,132

4

Security	Shares	Value
Airbus SE	2,843	$333,720
Alstom SA	2,298	104,624
Alten SA	1,710	169,851
Altran Technologies SA	7,912	122,127
Amundi SA(2)	1,276	108,517
Atos SE	2,791	376,785
AXA SA	18,417	526,701
BioMerieux	780	61,661
BNP Paribas SA	10,149	783,495
Bollore SA	11,284	56,083
Bouygues SA	2,581	131,644
Bureau Veritas SA	4,718	123,365
CNP Assurances	2,550	65,315
Danone SA	11,280	913,745
Dassault Systemes SE	4,173	540,779
Eiffage SA	672	79,989
Elior Group SA(2)	3,613	73,774
Engie SA	57,248	1,004,215
Essilor International Cie Generale d’Optique SA	2,822	385,453
Eurazeo SA	1,000	87,837
Eutelsat Communications SA	5,093	110,299
Fnac Darty SA(1)	617	66,202
Gecina SA	2,287	396,452
Getlink	4,517	63,744
Hermes International	349	225,677
ICADE	2,907	288,881
Iliad SA	1,767	353,936
Ingenico Group SA	1,627	142,319
Kering SA	624	360,981
Korian SA	2,511	87,797
L’Oreal SA	4,819	1,160,365
Lagardere SCA	3,693	105,624
Legrand SA	2,162	168,232
LVMH Moet Hennessy Louis Vuitton SE	1,956	680,711
Mercialys SA	6,623	126,740
Nexity SA	4,423	276,571
Orange SA	90,600	1,647,074
Orpea	1,348	172,741
Publicis Groupe SA	1,902	142,231
Rubis SCA	3,910	304,222
Safran SA	2,043	239,624
Sanofi	15,659	1,238,036
Sartorius Stedim Biotech	786	73,270
SCOR SE	2,300	93,272
SEB SA	492	94,269
Societe BIC SA	456	46,525
Sodexo SA	790	78,232
SOITEC(1)	1,589	129,213
Sopra Steria Group	819	174,822
Suez	25,209	363,554
Teleperformance	618	99,314
Thales SA	1,146	145,265
Total SA	33,947	2,133,626

5

Security	Shares	Value
Ubisoft Entertainment SA(1)	2,315	$221,194
Unibail-Rodamco SE(1)	3,794	911,287
Veolia Environnement SA	19,808	468,630
Vinci SA	3,092	309,149
Vivendi SA	6,567	173,183
Wendel SA	602	90,922
Worldline SA(1)(2)	2,397	120,895

		$22,263,533

Germany — 8.9%
1&1 Drillisch AG	1,305	$94,355
adidas AG	1,442	354,399
ADO Properties SA(2)	4,405	242,144
Allianz SE	4,451	1,052,767
alstria office REIT AG	16,144	242,873
AURELIUS Equity Opportunities SE & Co. KGaA	1,200	90,688
Aurubis AG	1,067	95,352
Axel Springer SE	773	63,318
BASF SE	10,528	1,095,369
Bayer AG	9,834	1,175,355
Bayerische Motoren Werke AG, PFC Shares	1,536	148,298
Bechtle AG	1,050	88,673
Beiersdorf AG	4,645	525,527
Brenntag AG	1,852	106,068
CANCOM SE	1,114	130,562
Continental AG	968	257,812
Covestro AG(2)	1,700	154,470
Daimler AG	7,929	623,363
Delivery Hero AG(1)(2)	2,000	95,271
Deutsche Boerse AG	1,786	240,197
Deutsche Lufthansa AG	2,062	59,932
Deutsche Pfandbriefbank AG(2)	4,793	77,532
Deutsche Post AG	8,239	357,609
Deutsche Telekom AG	110,815	1,939,663
Deutsche Wohnen SE, Bearer Shares	19,404	915,764
E.ON SE	111,516	1,221,073
Encavis AG	18,946	152,383
Evonik Industries AG	2,553	90,709
Fielmann AG	567	46,561
Fraport AG	716	69,291
Freenet AG	4,137	131,324
Fresenius Medical Care AG & Co. KGaA	2,940	298,324
Fresenius SE & Co. KGaA	5,187	395,012
Fuchs Petrolub SE, PFC Shares	1,895	101,752
GEA Group AG	2,527	98,662
Gerresheimer AG	913	74,268
Grand City Properties SA	12,766	307,556
GRENKE AG	857	101,040
Hannover Rueck SE	1,092	153,367
Hella GmbH & Co. KGaA	898	55,389
Henkel AG & Co. KGaA	4,580	545,220
Henkel AG & Co. KGaA, PFC Shares	8,725	1,108,814
Hochtief AG	363	66,236

6

Security	Shares	Value
Hugo Boss AG	1,223	$114,651
Innogy SE(2)	7,900	347,127
KION Group AG	994	82,855
KWS Saat SE	205	73,971
LEG Immobilien AG	3,814	439,766
Linde AG	2,386	528,583
MAN SE	587	67,659
Merck KGaA	1,900	185,611
MTU Aero Engines AG	567	97,530
Muenchener Rueckversicherungs-Gesellschaft AG	1,785	408,519
Osram Licht AG	742	42,658
ProSiebenSat.1 Media SE	3,293	119,464
Rational AG	114	71,297
RWE AG, PFC Shares	10,176	206,041
SAP SE	12,267	1,362,932
Scout24 AG(2)	2,000	103,356
Siemens AG	7,855	997,545
Software AG	2,606	128,107
Symrise AG	1,730	139,839
Talanx AG(1)	1,940	87,407
Telefonica Deutschland Holding AG	22,223	106,060
TLG Immobilien AG	9,950	286,249
TUI AG	5,129	115,987
Uniper SE	12,515	386,953
United Internet AG	1,626	105,101
VERBIO Vereinigte BioEnergie AG	4,576	22,024
Volkswagen AG	452	92,027
Wirecard AG	2,394	323,911
Zalando SE(1)(2)	3,599	185,192

		$22,472,764

Hong Kong — 4.5%
AIA Group, Ltd.	116,200	$1,038,502
ASM Pacific Technology, Ltd.	19,100	261,734
Beijing Gas Blue Sky Holdings, Ltd.(1)	1,400,000	90,721
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	38,000	64,728
BOC Hong Kong (Holdings), Ltd.	31,500	162,840
Brightoil Petroleum Holdings, Ltd.(1)(3)	262,000	0
C-Mer Eye Care Holdings, Ltd.(1)	74,000	81,815
Cafe de Coral Holdings, Ltd.	18,000	44,197
Canvest Environmental Protection Group Co., Ltd.	100,000	55,480
China Goldjoy Group, Ltd.	996,000	65,324
China Innovationpay Group, Ltd.(1)	1,120,000	104,995
China Regenerative Medicine International, Ltd.(1)	3,140,000	59,923
Chow Tai Fook Jewellery Group, Ltd.	78,600	101,336
CK Asset Holdings, Ltd.	33,500	289,204
CK Infrastructure Holdings, Ltd.	35,500	280,181
CLP Holdings, Ltd.	60,000	623,045
Esprit Holdings, Ltd.(1)	257,000	88,798
First Pacific Co., Ltd.	108,000	55,303
Fortune REIT	70,000	82,889
Future World Financial Holdings, Ltd.(1)	1,996,000	47,726
G-Resources Group, Ltd.(1)	5,688,000	46,218

7

Security	Shares	Value
Global Cord Blood Corp.(1)	7,600	$71,060
Hang Lung Group, Ltd.	21,000	63,431
Hang Seng Bank, Ltd.	6,700	169,710
HC International, Inc.	134,000	90,332
Henderson Land Development Co., Ltd.	18,320	116,159
HK Electric Investments & HK Electric Investments, Ltd.(2)	145,500	135,290
HKBN, Ltd.	105,000	147,014
HKT Trust and HKT, Ltd.	339,000	446,017
Honbridge Holdings, Ltd.(1)	640,000	114,311
Hong Kong & China Gas Co., Ltd.	281,100	587,343
Hong Kong Exchanges and Clearing, Ltd.	10,900	353,100
Hongkong Land Holdings, Ltd.	23,200	167,672
Hopewell Highway Infrastructure, Ltd.	120,000	73,032
Hysan Development Co., Ltd.	18,000	104,763
Jardine Matheson Holdings, Ltd.	9,000	544,983
Jardine Strategic Holdings, Ltd.	7,900	298,978
Johnson Electric Holdings, Ltd.	38,000	132,298
Kerry Logistics Network, Ltd.	37,000	56,500
Kerry Properties, Ltd.	26,500	126,684
KuangChi Science, Ltd.(1)	301,000	68,387
Landing International Development, Ltd.(1)	6,370,000	144,436
Lee’s Pharmaceutical Holdings, Ltd.	53,000	68,525
Li & Fung, Ltd.	266,000	133,778
Link REIT	38,000	335,849
Macau Legend Development, Ltd.(1)	273,000	43,300
Madison Holdings Group, Ltd.(1)	192,000	42,100
Man Wah Holdings, Ltd.	68,800	50,883
Melco International Development, Ltd.	36,000	133,284
MGM China Holdings, Ltd.	31,600	86,659
MTR Corp., Ltd.	47,500	266,891
New World Development Co., Ltd.	69,000	101,190
Nexteer Automotive Group, Ltd.	48,000	73,851
NWS Holdings, Ltd.	91,000	179,435
Pacific Textiles Holdings, Ltd.	81,000	74,101
Sands China, Ltd.	54,800	316,710
Shangri-La Asia, Ltd.	50,000	97,306
Shunten International Holdings, Ltd.(1)	720,000	101,687
Sino Land Co., Ltd.	70,000	120,832
SJM Holdings, Ltd.	111,000	111,181
Superb Summit International Group, Ltd.(1)(3)	230,000	0
Swire Pacific, Ltd., Class A	9,500	93,872
Swire Properties, Ltd.	25,400	90,157
Techtronic Industries Co., Ltd.	42,500	248,973
Television Broadcasts, Ltd.	37,300	118,373
Texwinca Holdings, Ltd.	70,000	35,195
Town Health International Medical Group, Ltd.(3)	604,000	26,550
Vitasoy International Holdings, Ltd.	96,000	254,581
VTech Holdings, Ltd.	14,500	176,556
Wharf Real Estate Investment Co., Ltd.	15,000	112,466
Yue Yuen Industrial Holdings, Ltd.	21,500	60,930

		$11,211,674

Ireland — 2.2%
Bank of Ireland Group PLC	85,370	$765,888
C&C Group PLC	23,800	89,473

8

Security	Shares	Value
Cairn Homes PLC(1)	59,850	$129,773
CRH PLC	18,510	657,316
DCC PLC	4,921	472,340
Grafton Group PLC	33,399	345,975
Greencore Group PLC	42,726	93,181
Hibernia REIT PLC	202,785	363,121
ICON PLC(1)	5,330	626,968
Irish Residential Properties REIT PLC	93,395	153,337
Kerry Group PLC, Class A	6,123	624,179
Paddy Power Betfair PLC	6,261	619,596
Smurfit Kappa Group PLC	4,388	187,052
UDG Healthcare PLC	25,978	326,385

		$5,454,584

Israel — 2.2%
ADO Group, Ltd.(1)	2,500	$45,581
Amot Investments, Ltd.	22,481	110,791
Azrieli Group, Ltd.	2,874	131,463
Bank Hapoalim B.M.	24,638	168,263
Bayside Land Corp.	83	36,015
Bezeq The Israeli Telecommunication Corp., Ltd.	488,290	615,995
Brack Capital Properties NV(1)	284	31,559
Check Point Software Technologies, Ltd.(1)	2,350	226,799
Delek Automotive Systems, Ltd.	13,963	100,140
Delta-Galil Industries, Ltd.	1,119	32,012
El Al Israel Airlines	154,187	44,236
Elbit Systems, Ltd.	2,388	275,231
Electra, Ltd.	291	72,965
First International Bank of Israel, Ltd.	4,135	85,241
Frutarom Industries, Ltd.	6,923	661,787
IDI Insurance Co., Ltd.	672	40,453
Inrom Construction Industries, Ltd.	18,751	78,871
Israel Discount Bank, Ltd., Series A(1)	46,000	127,370
Jerusalem Oil Exploration(1)	1,706	95,789
Kenon Holdings, Ltd.	3,095	48,050
Melisron, Ltd.	1,766	72,108
Mizrahi Tefahot Bank, Ltd.	7,050	128,854
Nice, Ltd.(1)	1,437	136,138
Nova Measuring Instruments, Ltd.(1)	2,500	66,354
Oil Refineries, Ltd.	389,192	168,405
Orbotech, Ltd.(1)	1,735	101,359
Paz Oil Co., Ltd.	1,888	276,593
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,600	118,802
Reit 1, Ltd.	19,864	79,811
Shapir Engineering and Industry, Ltd.	30,000	96,418
Shufersal, Ltd.	34,218	195,884
SodaStream International, Ltd.(1)	4,100	387,409
Teva Pharmaceutical Industries, Ltd. ADR	35,570	639,549

		$5,496,295

Italy — 4.4%
Amplifon SpA	18,720	$349,704
Anima Holding SpA(2)	11,048	79,269
Ansaldo STS SpA(1)	6,279	93,938
Assicurazioni Generali SpA	10,926	220,475

9

Security	Shares	Value
ASTM SpA	2,449	$67,342
Atlantia SpA	11,722	387,996
Autogrill SpA	4,891	62,334
Banca Mediolanum SpA	7,021	56,270
Banca Popolare di Sondrio SCPA	17,850	84,332
Beni Stabili SpA SIIQ	132,963	125,910
Brembo SpA	4,505	66,370
Buzzi Unicem SpA	4,287	108,241
Cementir Holding SpA	15,000	125,416
Cerved Information Solutions SpA	2,550	30,857
Danieli & C Officine Meccaniche SpA, PFC Shares	3,048	58,322
Davide Campari-Milano SpA	50,493	378,240
De’Longhi SpA	1,326	39,641
Ei Towers SpA	6,517	377,204
Enav SpA(2)	13,855	75,520
Enel SpA	143,168	908,218
ENI SpA	47,373	926,067
ERG SpA	2,068	49,545
EXOR NV	1,123	83,196
Ferrari NV(4)	400	49,072
Ferrari NV(4)	1,850	226,952
FinecoBank Banca Fineco SpA	4,180	49,774
Hera SpA	14,846	54,884
IMA Industria Macchine Automatiche SpA	1,000	97,035
Infrastrutture Wireless Italiane SpA(2)	87,960	707,972
International Game Technology PLC	2,666	75,368
Interpump Group SpA	2,600	82,594
Intesa Sanpaolo SpA	112,599	428,322
Intesa Sanpaolo SpA, PFC Shares	17,593	69,657
Iren SPA	22,040	66,962
Italgas SpA	13,643	88,285
Leonardo SpA	13,286	153,514
Luxottica Group SpA	3,446	214,981
MARR SpA	2,736	82,541
Mediaset SpA(1)	17,964	71,280
Moncler SpA	4,402	198,406
OVS SpA(2)	7,513	31,910
Parmalat SpA	31,548	115,034
Poste Italiane SpA(2)	8,902	86,915
Prada SpA	18,400	93,477
Prysmian SpA	7,258	213,364
Recordati SpA	12,842	458,082
Reply SpA	2,652	167,610
Retelit SpA(1)	92,500	217,620
Salvatore Ferragamo SpA	1,935	57,176
Saras SpA	30,643	73,132
Snam SpA	43,650	209,567
Societa Iniziative Autostradali e Servizi SpA	4,176	88,460
STMicroelectronics NV	53,620	1,170,479
Tenaris SA	8,771	164,379
Terna Rete Elettrica Nazionale SpA	25,640	153,889
Tod’s SpA	613	47,333
Unipol Gruppo SpA	15,281	81,847

10

Security	Shares	Value
UnipolSai Assicurazioni SpA	28,030	$75,329
Yoox Net-A-Porter Group SpA(1)	2,038	93,248

		$11,070,857

Japan — 13.3%
Activia Properties, Inc.	43	$190,546
Advance Residence Investment Corp.	55	141,695
Air Water, Inc.	6,900	133,294
Aisin Seiki Co., Ltd.	2,800	151,690
Ajinomoto Co., Inc.	7,400	135,586
Asahi Group Holdings, Ltd.	4,200	212,460
Asahi Kasei Corp.	19,000	261,254
Astellas Pharma, Inc.	24,800	362,731
Bandai Namco Holdings, Inc.	4,000	135,355
Bridgestone Corp.	4,200	175,571
Calbee, Inc.	3,300	111,127
Canon, Inc.	7,200	247,674
Central Japan Railway Co.	1,100	220,423
Chiba Bank, Ltd. (The)	10,000	80,684
Chugai Pharmaceutical Co., Ltd.	3,600	189,862
Chugoku Bank, Ltd. (The)	9,000	104,526
Chugoku Electric Power Co., Inc. (The)	12,600	157,632
Citizen Watch Co., Ltd.	12,000	89,410
Coca-Cola Bottlers Japan Holdings, Inc.	3,200	137,630
Concordia Financial Group, Ltd.	12,500	72,672
Cosmo Energy Holdings Co., Ltd.	5,700	187,776
Dai Nippon Printing Co., Ltd.	3,000	64,597
Daicel Corp.	9,200	106,152
Daido Steel Co., Ltd.	1,200	64,801
Daikin Industries, Ltd.	1,300	151,860
Daito Trust Construction Co., Ltd.	1,600	266,984
Daiwa House Industry Co., Ltd.	11,100	405,830
Daiwa House REIT Investment Corp.	92	219,336
Daiwa Securities Group, Inc.	25,000	153,363
DeNA Co., Ltd.	2,800	53,367
Denka Co., Ltd.	2,400	85,443
Denso Corp.	3,500	184,054
Dentsu, Inc.	2,100	99,483
Disco Corp.	300	52,583
East Japan Railway Co.	1,300	124,888
Eisai Co., Ltd.	4,000	268,276
Ezaki Glico Co., Ltd.	2,200	118,509
FamilyMart UNY Holdings Co., Ltd.	1,800	175,197
FANUC Corp.	800	171,368
Fast Retailing Co., Ltd.	400	175,606
FUJIFILM Holdings Corp.	4,000	160,864
Fukuoka Financial Group, Inc.	19,000	101,728
GLP J-REIT	123	132,221
Hachijuni Bank, Ltd. (The)	13,400	70,765
Hankyu Hanshin Holdings, Inc.	2,700	106,211
Hirose Electric Co., Ltd.	840	118,208
Hiroshima Bank, Ltd. (The)	9,500	72,292
Hisamitsu Pharmaceutical Co., Inc.	2,500	194,315
Hokkaido Electric Power Co., Inc.	16,300	108,172
Hokuhoku Financial Group, Inc.	4,000	59,174

11

Security	Shares	Value
Hokuriku Electric Power Co.(1)	14,300	$145,925
Hulic Co., Ltd.	17,000	182,927
Idemitsu Kosan Co., Ltd.	7,100	277,368
ITOCHU Corp.	8,400	167,987
Iyo Bank, Ltd. (The)	9,200	72,714
Japan Airlines Co., Ltd.	2,000	78,929
Japan Exchange Group, Inc.	7,500	138,893
Japan Hotel REIT Investment Corp.	191	144,513
Japan Post Holdings Co., Ltd.	8,000	97,211
Japan Prime Realty Investment Corp.	38	137,818
Japan Real Estate Investment Corp.	34	176,149
Japan Retail Fund Investment Corp.	95	178,106
Japan Tobacco, Inc.	10,400	279,564
JSR Corp.	6,500	122,447
JXTG Holdings, Inc.	100,800	657,091
Kajima Corp.	9,000	86,707
Kakaku.com, Inc.	3,700	70,538
Kaneka Corp.	9,000	88,931
Kansai Electric Power Co., Inc. (The)	27,800	388,971
Kansai Paint Co., Ltd.	2,900	65,162
Kao Corp.	4,700	337,864
KDDI Corp.	48,300	1,296,546
Keikyu Corp.	5,900	108,094
Keio Corp.	1,400	63,911
Keyence Corp.	600	365,868
Kikkoman Corp.	3,000	130,003
Kintetsu Group Holdings Co., Ltd.	2,700	109,705
Kirin Holdings Co., Ltd.	9,900	277,883
Kobayashi Pharmaceutical Co., Ltd.	1,400	118,132
Konami Holdings Corp.	2,400	117,862
Kuraray Co., Ltd.	6,400	106,587
Kyocera Corp.	3,600	230,015
Kyowa Hakko Kirin Co., Ltd.	4,500	97,371
Kyushu Electric Power Co., Inc.	15,500	192,045
Lawson, Inc.	1,600	105,698
Lion Corp.	5,000	107,707
M3, Inc.	3,200	120,595
Makita Corp.	2,000	89,609
Marubeni Corp.	12,600	94,620
Maruichi Steel Tube, Ltd.	3,000	102,396
Mebuki Financial Group, Inc.	21,500	83,451
MEIJI Holdings Co., Ltd.	2,200	176,441
Miraca Holdings, Inc.	2,700	105,111
Mitsubishi Gas Chemical Co., Inc.	5,000	117,177
Mitsubishi Motors Corp.	16,700	124,278
Mitsubishi Tanabe Pharma Corp.	6,300	119,658
Mitsui & Co., Ltd.	8,900	160,406
Mizuho Financial Group, Inc.	180,000	325,663
MS&AD Insurance Group Holdings, Inc.	4,600	155,003
NEC Corp.	4,500	123,345
NH Foods, Ltd.	3,000	131,060
Nidec Corp.	1,500	234,663
Nintendo Co., Ltd.	800	336,141

12

Security	Shares	Value
Nippon Building Fund, Inc.	44	$247,240
Nippon Express Co., Ltd.	1,400	105,770
Nippon Kayaku Co., Ltd.	5,000	62,564
Nippon Paper Industries Co., Ltd.	5,100	97,676
Nippon Prologis REIT, Inc.	100	210,756
Nippon Shinyaku Co., Ltd.	2,000	148,914
Nippon Shokubai Co., Ltd.	1,400	95,130
Nippon Steel & Sumitomo Metal Corp.	10,400	226,109
Nippon Telegraph & Telephone Corp.	20,700	982,322
Nissan Chemical Industries, Ltd.	3,100	137,836
Nissan Motor Co., Ltd.	15,900	167,275
Nisshin Seifun Group, Inc.	7,100	155,144
Nissin Foods Holdings Co., Ltd.	1,600	117,815
Nitori Holdings Co., Ltd.	800	134,908
Nomura Real Estate Master Fund, Inc.	165	230,646
Nomura Research Institute, Ltd.	2,400	123,611
NTT Data Corp.	12,500	134,712
NTT DoCoMo, Inc.	43,300	1,118,612
Obic Co., Ltd.	1,700	142,394
Odakyu Electric Railway Co., Ltd.	4,900	105,465
Okinawa Electric Power Co., Inc. (The)	2,930	89,347
Omron Corp.	2,900	156,511
Ono Pharmaceutical Co., Ltd.	7,000	161,807
Oracle Corp. Japan	900	73,933
Oriental Land Co., Ltd.	1,300	129,551
ORIX Corp.	11,000	192,927
Orix JREIT, Inc.	116	176,821
Osaka Gas Co., Ltd.	13,200	284,248
Otsuka Holdings Co., Ltd.	6,700	350,294
Rakuten, Inc.	9,100	64,670
Recruit Holdings Co., Ltd.	6,600	152,176
Relo Group, Inc.	6,000	134,790
Resona Holdings, Inc.	27,900	158,530
Ricoh Co., Ltd.	15,500	151,455
Rinnai Corp.	800	79,639
Ryohin Keikaku Co., Ltd.	500	171,032
Santen Pharmaceutical Co., Ltd.	10,000	167,943
Sawai Pharmaceutical Co., Ltd.	1,900	82,110
SECOM Co., Ltd.	1,300	97,531
Sekisui Chemical Co., Ltd.	7,200	127,369
Sekisui House, Ltd.	6,100	111,804
Seven Bank, Ltd.	26,300	88,301
Shimadzu Corp.	4,000	108,565
Shimamura Co., Ltd.	1,000	116,373
Shimano, Inc.	800	106,375
Shimizu Corp.	14,800	146,429
Shin-Etsu Chemical Co., Ltd.	4,300	431,504
Shionogi & Co., Ltd.	3,900	200,428
Shizuoka Bank, Ltd. (The)	8,000	81,127
Showa Denko K.K.	3,100	103,139
Showa Shell Sekiyu K.K.	15,300	216,045
Sompo Holdings, Inc.	4,900	205,164
Sumitomo Corp.	9,500	170,530

13

Security	Shares	Value
Sumitomo Electric Industries, Ltd.	6,400	$97,978
Sumitomo Metal Mining Co., Ltd.	2,900	123,715
Sumitomo Mitsui Financial Group, Inc.	10,000	416,782
Sumitomo Osaka Cement Co., Ltd.	12,000	54,936
Suntory Beverage & Food, Ltd.	2,200	108,262
Suruga Bank, Ltd.	5,000	67,732
Suzuki Motor Corp.	2,500	134,370
T&D Holdings, Inc.	8,800	149,459
Taiheiyo Cement Corp.	3,000	113,280
Taisei Corp.	2,100	113,286
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	133,911
Takashimaya Co., Ltd.	14,000	120,224
Takeda Pharmaceutical Co., Ltd.	8,800	370,568
TEIJIN, Ltd.	5,500	103,405
Terumo Corp.	4,100	231,981
Toho Gas Co., Ltd.	5,300	161,144
Tohoku Electric Power Co., Inc.	19,200	247,957
Tokio Marine Holdings, Inc.	5,500	259,585
Tokyo Electron, Ltd.	1,000	192,053
Tokyo Gas Co., Ltd.	12,900	346,176
Tokyu Corp.	6,500	109,111
Toray Industries, Inc.	17,900	167,089
Toshiba Corp.(1)	68,000	182,246
Tosoh Corp.	8,200	145,044
Toyota Motor Corp.	9,600	629,494
Trend Micro, Inc.	1,300	77,726
Tsuruha Holdings, Inc.	600	86,124
Ube Industries, Ltd.	3,200	97,485
United Urban Investment Corp.	96	147,450
USS Co., Ltd.	5,000	105,002
West Japan Railway Co.	1,300	91,886
Yahoo! Japan Corp.	24,900	102,331
Yakult Honsha Co., Ltd.	2,100	149,607
Yamaguchi Financial Group, Inc.	8,000	99,932
Yamato Holdings Co., Ltd.	3,300	84,844
Yamazaki Baking Co., Ltd.	4,400	96,348
Yaskawa Electric Corp.	2,800	113,673
Zeon Corp.	6,000	77,486

		$33,431,153

Netherlands — 4.3%
Aalberts Industries NV	2,908	$143,181
ABN AMRO Group NV(2)	4,855	150,560
Accell Group	4,836	113,060
Akzo Nobel NV	8,135	736,692
Altice NV, Class B(1)	6,916	65,995
AMG Advanced Metallurgical Group NV	4,069	190,128
ASM International NV	2,469	148,238
ASML Holding NV	6,736	1,282,425
ASR Nederland NV	2,400	113,193
Cimpress NV(1)	1,473	211,832
Corbion NV	6,263	200,513

14

Security	Shares	Value
Eurocommercial Properties NV	1,439	$60,310
Euronext NV(2)	1,764	126,451
Flow Traders(2)	2,849	110,450
Gemalto NV(4)	975	58,717
Gemalto NV(4)	2,249	135,469
GrandVision NV(2)	5,474	134,582
IMCD NV	2,169	133,465
ING Groep NV	53,109	894,914
InterXion Holding NV(1)	3,300	214,566
Koninklijke Ahold Delhaize NV	24,123	581,955
Koninklijke KPN NV	143,773	447,455
Koninklijke Philips NV	25,141	1,064,123
Koninklijke Vopak NV	2,501	123,337
NN Group NV	5,540	265,503
NSI NV	1,162	50,010
Philips Lighting NV(2)	3,321	100,998
PostNL NV	28,142	109,246
QIAGEN NV(1)	6,909	226,003
RELX NV	17,050	362,775
SBM Offshore NV	6,486	108,830
TKH Group NV	1,737	109,802
TomTom NV(1)	13,510	133,310
Unilever NV	28,425	1,629,564
Vastned Retail NV	1,000	50,006
Wolters Kluwer NV	6,570	355,501

		$10,943,159

New Zealand — 1.1%
A2 Milk Co., Ltd.(1)	51,923	$441,272
Air New Zealand, Ltd.	34,574	79,332
Auckland International Airport, Ltd.	40,500	181,225
Contact Energy, Ltd.	43,411	163,826
Fisher & Paykel Healthcare Corp., Ltd.	11,759	105,168
Fletcher Building, Ltd.	59,700	264,413
Goodman Property Trust	65,888	63,217
Heartland Bank, Ltd.	76,907	96,806
Infratil, Ltd.	16,238	36,402
Kiwi Property Group, Ltd.	150,000	144,244
Mercury NZ, Ltd.	47,223	105,679
Precinct Properties New Zealand, Ltd.	121,300	109,048
Restaurant Brands New Zealand, Ltd.	8,227	41,491
Ryman Healthcare, Ltd.	12,285	91,437
SKYCITY Entertainment Group, Ltd.	41,260	117,236
Spark New Zealand, Ltd.	130,142	316,041
Summerset Group Holdings, Ltd.	16,945	82,032
Trade Me, Ltd.	28,289	92,276
Z Energy, Ltd.	55,400	281,978

		$2,813,123

Norway — 2.2%
Aker BP ASA	3,100	$101,679
Atea ASA	18,187	269,954
Austevoll Seafood ASA	16,139	194,237
Borregaard ASA	7,950	84,283

15

Security	Shares	Value
DNB ASA	16,445	$307,543
Entra ASA(2)	16,712	229,195
Europris ASA(2)	11,200	38,982
Gjensidige Forsikring ASA	7,400	117,129
Golar LNG, Ltd.	2,320	74,588
Kongsberg Gruppen ASA	11,096	271,649
Marine Harvest ASA	17,300	376,584
Nordic American Tankers, Ltd.	13,100	24,628
Nordic Nanovector ASA(1)	4,831	29,918
Nordic Semiconductor ASA(1)	40,251	253,230
Norsk Hydro ASA	33,693	210,445
Norwegian Finans Holding ASA(1)	8,625	104,806
Salmar ASA	5,471	254,956
Scatec Solar ASA(2)	8,900	55,216
Schibsted ASA, Class B	13,669	367,755
Ship Finance International, Ltd.	5,500	78,375
SpareBank 1 SMN	4,478	44,825
SpareBank 1 SR-Bank ASA	4,300	42,527
Statoil ASA	17,807	455,373
Telenor ASA	27,010	597,837
Tomra Systems ASA	16,600	307,947
Veidekke ASA	7,872	95,612
Wilh Wilhelmsen Holding ASA, Class A	1,536	44,393
XXL ASA(2)	21,116	183,437
Yara International ASA	8,282	349,323

		$5,566,426

Portugal — 1.1%
Banco Comercial Portugues SA(1)	1,107,823	$370,848
CTT-Correios de Portugal SA	69,614	256,709
EDP Renovaveis SA	9,550	91,708
EDP-Energias de Portugal SA	87,593	324,967
Galp Energia SGPS SA, Class B	19,320	370,809
Jeronimo Martins SGPS SA	24,150	423,518
Navigator Co. SA (The)	61,000	355,921
NOS SGPS SA	65,302	388,164
Pharol SGPS SA(1)	189,661	62,358
REN - Redes Energeticas Nacionais SGPS SA	15,211	47,977
Semapa-Sociedade de Investimento e Gestao	4,106	91,815

		$2,784,794

Singapore — 2.2%
Ascendas Real Estate Investment Trust	69,500	$139,423
Best World International, Ltd.	76,000	85,307
BOC Aviation, Ltd.(2)	11,800	68,992
CapitaLand Commercial Trust, Ltd.	94,500	129,106
CapitaLand Mall Trust	45,800	72,326
CDL Hospitality Trusts	40,000	53,521
China Aviation Oil Singapore Corp, Ltd.	40,000	48,705
ComfortDelGro Corp., Ltd.	49,300	83,208
DBS Group Holdings, Ltd.	17,700	408,376
Ezion Holdings, Ltd.(1)	226,000	20,254
Flex, Ltd.(1)	25,678	333,814
Frasers Logistics & Industrial Trust	49,500	39,093
Genting Singapore PLC	374,400	328,018

16

Security	Shares	Value
Hutchison Port Holdings Trust	196,200	$65,413
IGG, Inc.	53,000	79,706
Keppel Infrastructure Trust	291,400	118,368
Keppel REIT	66,000	61,616
M1, Ltd.	44,000	59,929
Mapletree Commercial Trust	35,100	42,785
Mapletree Greater China Commercial Trust	46,100	41,242
Mapletree Industrial Trust	34,200	52,198
Mapletree Logistics Trust	70,400	67,255
Metro Holdings, Ltd.	53,000	46,660
Midas Holdings, Ltd.(1)(3)	480,000	55,602
mm2 Asia, Ltd.(1)	142,500	52,874
Olam International, Ltd.	50,200	85,886
Raffles Medical Group, Ltd.	140,800	121,718
Sheng Siong Group, Ltd.	91,200	70,021
Singapore Airlines, Ltd.	22,900	186,849
Singapore Airport Terminal Services, Ltd.	25,700	106,794
Singapore Exchange, Ltd.	10,900	63,209
Singapore Post, Ltd.	72,300	72,800
Singapore Press Holdings, Ltd.	123,000	251,343
Singapore Technologies Engineering, Ltd.	47,600	124,561
Singapore Telecommunications, Ltd.	249,100	658,893
StarHub, Ltd.	21,000	35,824
Suntec Real Estate Investment Trust	45,000	66,146
United Engineers, Ltd.	17,000	34,852
United Overseas Bank, Ltd.	15,700	355,514
Venture Corp., Ltd.	13,300	208,026
Wilmar International, Ltd.	213,500	522,312

		$5,518,539

Spain — 4.4%
Abertis Infraestructuras SA	14,178	$312,581
Acerinox SA	8,856	124,370
Aena SME SA(2)	1,300	267,967
Almirall SA	16,800	208,827
Amadeus IT Group SA	14,490	1,057,187
Axiare Patrimonio SOCIMI SA	13,785	292,230
Banco Bilbao Vizcaya Argentaria SA	38,700	313,162
Banco de Sabadell SA	53,823	105,326
Bankia SA	20,510	89,990
Bankinter SA	11,334	118,453
Bolsas y Mercados Espanoles SHMSF SA	1,920	67,293
CaixaBank SA	34,214	166,378
Cellnex Telecom SA(2)	3,584	96,120
Cia de Distribucion Integral Logista Holdings SA	4,197	94,388
Coca-Cola European Partners PLC	21,000	823,200
Construcciones y Auxiliar de Ferrocarriles SA	2,050	98,311
Ebro Foods SA	12,141	292,778
Enagas SA	6,668	193,812
Endesa SA	5,685	132,575
Ercros SA	35,810	182,802
Gestamp Automocion SA(1)(2)	12,257	99,340

17

Security	Shares	Value
Grifols SA	20,691	$580,129
Grifols SA ADR	12,300	249,936
Grupo Catalana Occidente SA	2,596	114,306
Hispania Activos Inmobiliarios SOCIMI SA	12,545	265,971
Iberdrola SA	92,538	714,943
Industria de Diseno Textil SA	26,260	814,012
Inmobiliaria Colonial Socimi SA	34,895	405,477
Lar Espana Real Estate Socimi SA	14,031	159,097
Mapfre SA	26,500	91,928
Neinor Homes SA(1)(2)	4,963	96,079
Prosegur Cash SA(2)	18,590	54,193
Prosegur Cia de Seguridad SA	16,517	124,855
Red Electrica Corp. SA	7,578	157,853
Repsol SA	43,006	820,675
Saeta Yield SA	4,126	61,350
Siemens Gamesa Renewable Energy SA	5,400	92,473
Tecnicas Reunidas SA	1,615	52,055
Telefonica SA	96,683	985,246
Tubacex SA(1)	34,340	146,531

		$11,124,199

Sweden — 4.5%
Alfa Laval AB	3,749	$92,745
Arjo AB(1)	13,601	40,293
Assa Abloy AB, Class B	9,306	195,025
Atlas Copco AB, Class B	2,941	104,239
Attendo AB(2)	14,762	149,914
Axfood AB	7,649	142,107
BillerudKorsnas AB	16,002	235,127
BioGaia AB, Class B	2,949	141,603
Bonava AB, Class B	4,887	59,324
Capio AB(2)	22,400	101,169
Castellum AB	23,503	379,918
Catena Media PLC(1)	6,265	84,218
Cloetta AB, Class B	24,800	88,756
Com Hem Holding AB	17,822	308,667
D Carnegie & Co. AB(1)	6,188	96,257
Dometic Group AB(2)	18,000	172,278
Elekta AB, Class B	33,916	384,534
Essity Aktiebolag, Class B	22,241	564,146
Fabege AB	25,800	297,059
Getinge AB, Class B	20,810	193,888
Granges AB	7,960	111,350
Hennes & Mauritz AB, Class B	25,700	441,638
Hexpol AB	24,200	250,424
Holmen AB, Class B	8,326	205,296
Hufvudstaden AB, Class A	11,335	166,351
Industrivarden AB, Class A	3,874	84,999
Industrivarden AB, Class C	3,570	75,165
Kindred Group PLC SDR	16,200	208,924
Kungsleden AB	20,778	147,352
L E Lundbergforetagen, Class B	2,000	135,369
LeoVegas AB(2)	12,500	121,853
Lundin Petroleum AB	14,116	389,135

18

Security	Shares	Value
Medivir AB, Class B(1)	11,060	$50,289
Modern Times Group MTG AB, Class B	2,700	106,118
Mycronic AB	12,782	146,758
NCC AB, Class B	4,080	75,153
NetEnt AB	26,464	150,956
Nibe Industrier AB, Class B	6,212	63,294
Nordea Bank AB	41,200	419,031
Pandox AB	5,668	95,396
RaySearch Laboratories AB(1)	6,321	94,215
Scandic Hotels Group AB(2)	6,000	59,058
Securitas AB, Class B	6,225	100,585
Skanska AB, Class B	3,995	77,805
SKF AB, Class B	3,418	69,197
Starbreeze AB(1)	33,624	42,094
Svenska Cellulosa AB SCA, Class B	43,531	482,091
Svenska Handelsbanken AB, Class A	16,280	181,559
Swedbank AB, Class A	14,600	317,160
Swedish Match AB	8,034	360,407
Telefonaktiebolaget LM Ericsson, Class B	114,300	871,362
Telia Co. AB	196,135	965,711
Trelleborg AB, Class B	2,484	58,048
Volvo AB, Class A	3,800	65,129
Volvo AB, Class B	12,900	218,608
Wihlborgs Fastigheter AB	5,892	136,545

		$11,375,692

Switzerland — 8.7%
Allreal Holding AG	1,304	$214,390
ALSO Holding AG	1,183	145,759
Ascom Holding AG	5,950	119,047
Autoneum Holding AG	372	97,408
Baloise Holding AG	1,432	226,979
Banque Cantonale Vaudoise	202	160,985
Belimo Holding AG	28	115,615
BKW AG	1,604	104,543
Burckhardt Compression Holdings AG	260	84,368
Cembra Money Bank AG	1,074	91,036
Clariant AG	20,535	474,057
Comet Holding AG	1,329	174,181
Compagnie Financiere Richemont SA, Class A	21,335	2,028,076
Daetwyler Holding AG, Bearer Shares	436	83,164
DKSH Holding AG	1,552	124,471
dormakaba Holding AG	136	105,198
EFG International AG	8,368	67,974
Emmi AG	245	197,633
Ems-Chemie Holding AG	842	520,055
Flughafen Zurich AG	707	147,643
Forbo Holding AG	79	110,506
Geberit AG	1,101	469,832
Georg Fischer AG	150	186,459
Givaudan SA	443	986,140
Helvetia Holding AG	372	220,972
Inficon Holding AG	320	191,596
Intershop Holding AG	234	116,800
Julius Baer Group, Ltd.	4,417	262,141

19

Security	Shares	Value
Kardex AG	528	$74,185
Komax Holding AG	326	89,609
Kuehne & Nagel International AG	1,725	268,575
Landis+Gyr Group AG(1)	2,198	165,200
LEM Holding SA	53	83,693
Mobimo Holding AG(1)	577	149,032
Nestle SA	37,220	2,883,436
Novartis AG	20,316	1,563,810
Panalpina Welttransport Holding AG	731	92,522
Pargesa Holding SA, Bearer Shares	1,628	152,364
Partners Group Holding AG	326	237,775
Roche Holding AG	473	107,716
Roche Holding AG PC	5,093	1,131,600
Schindler Holding AG	842	168,484
Schindler Holding AG PC	1,220	251,914
Schmolz & Bickenbach AG(1)	96,337	77,549
SFS Group AG	1,027	115,472
SGS SA	165	400,727
Sika AG, Bearer Shares	133	965,078
Sonova Holding AG	585	96,404
Straumann Holding AG	149	101,145
Sulzer AG	739	85,021
Swatch Group AG (The)	3,577	318,724
Swatch Group AG (The), Bearer Shares	1,354	650,160
Swiss Life Holding AG	703	245,923
Swiss Prime Site AG	4,888	457,976
Swiss Re AG	4,990	475,393
Swisscom AG	1,936	928,568
Temenos Group AG	4,001	503,437
Valiant Holding AG	1,138	136,648
Valora Holding AG	268	89,642
VAT Group AG(2)	929	137,010
Vontobel Holding AG	2,114	139,413
Zurich Insurance Group AG	2,123	678,161

		$21,849,394

United Kingdom — 9.0%
3i Group PLC	7,509	$96,927
Admiral Group PLC	3,026	82,811
Assura PLC	171,909	140,950
AstraZeneca PLC	11,023	771,635
Aveva Group PLC	4,558	134,561
Aviva PLC	25,000	181,642
Babcock International Group PLC	11,872	119,832
BAE Systems PLC	21,824	183,108
Bellway PLC	1,558	70,992
Berkeley Group Holdings PLC	1,364	76,362
BHP Billiton PLC	16,329	348,174
Big Yellow Group PLC	8,638	109,292
British American Tobacco PLC	13,450	737,699
BTG PLC(1)	10,830	101,531
Bunzl PLC	2,708	78,523
Carnival PLC	1,436	93,333
Compass Group PLC	13,137	281,825
Computacenter PLC	4,400	76,411

20

Security	Shares	Value
ConvaTec Group PLC(2)	54,000	$160,758
Croda International PLC	1,321	80,809
Daily Mail & General Trust PLC, Class A	7,483	69,511
Dignity PLC	2,785	41,777
Direct Line Insurance Group PLC	15,813	81,252
DS Smith PLC	15,415	110,426
easyJet PLC	5,421	118,175
Elementis PLC	29,679	115,602
Essentra PLC	15,665	95,068
Experian PLC	5,985	137,129
F&C Commercial Property Trust, Ltd.	51,629	104,209
Ferguson PLC	2,330	178,355
Fidessa Group PLC	2,212	119,498
FirstGroup PLC(1)	47,376	73,496
Fresnillo PLC	4,298	75,438
G4S PLC	22,268	79,112
GlaxoSmithKline PLC	44,465	891,841
Grainger PLC	28,961	124,725
Great Portland Estates PLC	11,841	114,099
Greene King PLC	6,800	51,088
Halma PLC	15,979	268,112
Hammerson PLC	22,747	171,476
Howden Joinery Group PLC	17,122	112,063
HSBC Holdings PLC	69,200	688,954
Imperial Brands PLC	9,400	336,328
Indivior PLC(1)	33,079	204,845
Informa PLC	7,581	76,968
Inmarsat PLC	40,064	206,981
Intertek Group PLC	2,463	165,620
John Wood Group PLC	28,791	224,425
Johnson Matthey PLC	1,835	82,932
Just Eat PLC(1)	20,538	218,645
Kingfisher PLC	16,823	70,159
Land Securities Group PLC	20,525	278,631
Legal & General Group PLC	21,208	78,549
Lloyds Banking Group PLC	221,427	196,394
London Stock Exchange Group PLC	2,149	126,980
LondonMetric Property PLC	26,800	70,127
Marks & Spencer Group PLC	21,900	86,593
Meggitt PLC	11,454	74,203
Melrose Industries PLC	28,400	89,052
Merlin Entertainments PLC(2)	18,929	95,756
Micro Focus International PLC	18,295	315,463
Mimecast, Ltd.(1)	2,500	95,125
Mondi PLC	5,400	150,320
Moneysupermarket.com Group PLC	19,945	82,152
National Grid PLC	100,230	1,159,655
NCC Group PLC	32,556	87,587
NEPI Rockcastle PLC	17,458	192,400
Next PLC	1,260	91,018
Pearson PLC	10,040	115,105
Pennon Group PLC	27,207	258,500
Persimmon PLC	2,550	95,256
Playtech PLC	15,021	167,546

21

Security	Shares	Value
Provident Financial PLC	10,491	$95,869
Randgold Resources, Ltd.	1,380	111,895
Reckitt Benckiser Group PLC	5,336	418,598
RELX PLC	7,273	155,446
Rentokil Initial PLC	17,999	75,936
Rightmove PLC	3,180	199,431
Rio Tinto PLC	9,070	494,368
Rolls-Royce Holdings PLC	12,632	145,889
Rolls-Royce Holdings PLC, Class C	896,872	1,235
Royal Dutch Shell PLC, Class A	27,600	960,237
Royal Dutch Shell PLC, Class B	25,957	926,634
Royal Mail PLC	12,695	101,242
RPC Group PLC	11,288	122,485
RSA Insurance Group PLC	15,015	135,480
Sage Group PLC (The)	38,000	330,511
Savills PLC	11,000	148,197
Segro PLC	29,923	265,529
Severn Trent PLC	13,453	358,223
Shaftesbury PLC	10,274	142,950
Sky PLC	6,960	132,056
Spirax-Sarco Engineering PLC	959	76,020
St. James’s Place PLC	4,600	71,655
Standard Life Aberdeen PLC	27,303	136,588
Synthomer PLC	17,348	117,757
TalkTalk Telecom Group PLC	75,000	132,293
Tate & Lyle PLC	16,484	130,187
Travis Perkins PLC	3,350	58,336
Tritax Big Box REIT PLC	51,456	106,040
UBM PLC	7,535	100,317
Unilever PLC	8,140	456,589
UNITE Group PLC (The)	9,707	111,441
United Utilities Group PLC	36,900	376,283
Victrex PLC	3,358	120,907
Vodafone Group PLC	563,300	1,643,828
WH Smith PLC	2,540	68,080
Whitbread PLC	1,688	99,317
William Hill PLC	12,074	48,564
WPP PLC	11,945	204,978

		$22,623,287

Total Common Stocks (identified cost $208,862,329)		$247,751,784

Rights (1) — 0.0%(5)

Security	Shares	Value
Fletcher Building, Ltd., Exp. 5/11/18	13,385	$14,221

Total Rights (identified cost $0)		$14,221

22

Warrants(1) — 0.0%

Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23 SGD 0.2763	135,600	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(6)	1,613,511	$1,613,349

Total Short-Term Investments (identified cost $1,613,349)		$1,613,349

Total Investments — 99.1% (identified cost $210,475,678)		$249,379,354

Other Assets, Less Liabilities — 0.9%		$2,241,318

Net Assets — 100.0%		$251,620,672

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $6,306,366 or 2.5% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Securities are traded on separate exchanges for the same entity.

(5)	Amount is less than 0.05%.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2018 was $8,295.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	38.1%	$95,918,811
Japanese Yen	13.3	33,431,153
British Pound Sterling	9.5	23,810,190
Australian Dollar	8.9	22,411,432
Swiss Franc	8.8	22,065,236
Swedish Krona	4.5	11,375,692
Hong Kong Dollar	4.1	10,371,156
United States Dollar	3.0	7,451,776
Norwegian Krone	2.2	5,517,016

23

Currency	Percentage of Net Assets	Value
Singapore Dollar	2.0%	$4,970,614
Danish Krone	1.9	4,895,355
Israeli Shekel	1.6	4,141,179
New Zealand Dollar	1.1	2,827,344
South African Rand	0.1	192,400

Total Investments	99.1%	$249,379,354

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	10.8%	$27,104,129
Industrials	10.6	26,646,373
Consumer Discretionary	10.4	26,176,320
Consumer Staples	10.3	26,018,930
Health Care	9.4	23,561,593
Materials	9.2	23,156,482
Information Technology	8.8	22,276,406
Real Estate	8.4	21,085,521
Telecommunication Services	7.9	19,856,315
Utilities	7.1	17,865,876
Energy	5.6	14,018,060
Short-Term Investments	0.6	1,613,349

Total Investments	99.1%	$249,379,354

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

Currency Abbreviations:

SGD	-	Singapore Dollar

The Fund did not have any open derivative instruments at April 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

24

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$882,607	$74,898,895		$82,152	$75,863,654
Developed Europe	3,571,649	162,820,186		—	166,391,835
Developed Middle East	1,355,116	4,141,179		—	5,496,295
Total Common Stocks	$5,809,372	$241,860,260	**	$82,152	$247,751,784
Rights	$—	$14,221		$—	$14,221
Warrants	—	0		—	0
Short-Term Investments	—	1,613,349		—	1,613,349
Total Investments	$5,809,372	$243,487,830		$82,152	$249,379,354

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2018 is not presented. At April 30, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

25

Parametric Volatility Risk Premium — Defensive Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 48.2%

Security	Shares	Value
Aerospace & Defense — 1.3%
Boeing Co. (The)	3,761	$1,254,519
Harris Corp.	2,463	385,263
Lockheed Martin Corp.	2,586	829,692
Raytheon Co.	3,016	618,099
United Technologies Corp.	2,794	335,699

		$3,423,272

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	3,189	$293,484
Expeditors International of Washington, Inc.	4,712	300,908

		$594,392

Airlines — 0.2%
Alaska Air Group, Inc.	3,750	$243,487
American Airlines Group, Inc.	918	39,410
Southwest Airlines Co.	5,235	276,565

		$559,462

Auto Components — 0.1%
BorgWarner, Inc.	5,600	$274,064
Goodyear Tire & Rubber Co. (The)	1,532	38,468

		$312,532

Banks — 3.5%
Bank of America Corp.	69,763	$2,087,309
Citigroup, Inc.	19,822	1,353,248
Citizens Financial Group, Inc.	4,594	190,605
Fifth Third Bancorp	9,614	318,896
JPMorgan Chase & Co.	23,904	2,600,277
People’s United Financial, Inc.	13,834	253,024
U.S. Bancorp	16,581	836,511
Wells Fargo & Co.	30,712	1,595,796
Zions Bancorporation	3,328	182,208

		$9,417,874

Beverages — 0.9%
Coca-Cola Co. (The)	26,370	$1,139,448
Constellation Brands, Inc., Class A	1,333	310,762
PepsiCo, Inc.	10,604	1,070,368

		$2,520,578

Biotechnology — 1.5%
AbbVie, Inc.	11,710	$1,130,600
Amgen, Inc.	6,194	1,080,729
Celgene Corp.(1)	7,737	673,893
Gilead Sciences, Inc.	11,291	815,549
Vertex Pharmaceuticals, Inc.(1)	2,313	354,259

		$4,055,030

1

Security	Shares	Value
Building Products — 0.3%
A.O. Smith Corp.	621	$38,098
Allegion PLC	1,188	91,690
Fortune Brands Home & Security, Inc.	942	51,518
Johnson Controls International PLC	9,289	314,619
Masco Corp.	5,392	204,195

		$700,120

Capital Markets — 1.6%
Ameriprise Financial, Inc.	1,182	$165,728
Cboe Global Markets, Inc.	2,677	285,850
Charles Schwab Corp. (The)	10,267	571,667
E*TRADE Financial Corp.(1)	5,242	318,085
Goldman Sachs Group, Inc. (The)	2,990	712,607
Invesco, Ltd.	5,249	152,064
Morgan Stanley	13,422	692,844
Nasdaq, Inc.	4,719	416,782
Northern Trust Corp.	3,554	379,389
Raymond James Financial, Inc.	2,382	213,784
S&P Global, Inc.	1,999	377,011

		$4,285,811

Chemicals — 0.9%
Air Products and Chemicals, Inc.	2,517	$408,484
CF Industries Holdings, Inc.	4,816	186,861
DowDuPont, Inc.	5,251	332,073
Eastman Chemical Co.	1,512	154,345
Ecolab, Inc.	2,684	388,563
FMC Corp.	2,601	207,378
International Flavors & Fragrances, Inc.	279	39,411
LyondellBasell Industries NV, Class A	3,254	344,045
Sherwin-Williams Co. (The)	818	300,746

		$2,361,906

Commercial Services & Supplies — 0.2%
Cintas Corp.	1,077	$183,413
Republic Services, Inc.	4,895	316,609

		$500,022

Communications Equipment — 0.5%
Cisco Systems, Inc.	32,661	$1,446,556

		$1,446,556

Construction & Engineering — 0.1%
Fluor Corp.	1,299	$76,576
Jacobs Engineering Group, Inc.	2,412	140,113

		$216,689

Consumer Finance — 0.0%(2)
Navient Corp.	6,868	$91,070

		$91,070

Containers & Packaging — 0.2%
Avery Dennison Corp.	1,361	$142,646
Sealed Air Corp.	5,857	256,830
WestRock Co.	2,020	119,503

		$518,979

2

Security	Shares	Value
Diversified Consumer Services — 0.1%
H&R Block, Inc.	9,531	$263,532

		$263,532

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	13,398	$2,595,594

		$2,595,594

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	41,944	$1,371,569
Verizon Communications, Inc.	28,267	1,394,976

		$2,766,545

Electric Utilities — 0.8%
Alliant Energy Corp.	8,824	$378,991
Entergy Corp.	2,677	218,416
Exelon Corp.	12,226	485,128
FirstEnergy Corp.	4,028	138,563
NextEra Energy, Inc.	5,056	828,729
Pinnacle West Capital Corp.	2,563	206,322

		$2,256,149

Electrical Equipment — 0.2%
AMETEK, Inc.	2,153	$150,279
Eaton Corp. PLC	4,738	355,492

		$505,771

Electronic Equipment, Instruments & Components — 0.2%
FLIR Systems, Inc.	1,821	$97,515
TE Connectivity, Ltd.	4,199	385,258

		$482,773

Energy Equipment & Services — 0.2%
Helmerich & Payne, Inc.	3,423	$238,070
National Oilwell Varco, Inc.	10,441	403,753

		$641,823

Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc.	1,175	$146,370
American Tower Corp.	4,256	580,348
Duke Realty Corp.	11,465	310,702
Essex Property Trust, Inc.	634	151,963
Extra Space Storage, Inc.	3,077	275,668
Host Hotels & Resorts, Inc.	12,140	237,458
Kimco Realty Corp.	16,211	235,222
Macerich Co. (The)	2,720	156,726
Public Storage	1,580	318,812
SL Green Realty Corp.	2,046	199,976
UDR, Inc.	6,137	221,853
Weyerhaeuser Co.	9,066	333,448

		$3,168,546

Food & Staples Retailing — 0.8%
Kroger Co. (The)	18,737	$471,985
Sysco Corp.	8,333	521,146
Walmart, Inc.	11,939	1,056,124

		$2,049,255

3

Security	Shares	Value
Food Products — 0.5%
Hormel Foods Corp.	7,639	$276,914
JM Smucker Co. (The)	3,020	344,522
McCormick & Co., Inc.	3,962	417,634
Tyson Foods, Inc., Class A	4,851	340,055

		$1,379,125

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	14,284	$830,329
Boston Scientific Corp.(1)	16,549	475,287
Cooper Cos., Inc. (The)	1,138	260,272
IDEXX Laboratories, Inc.(1)	2,236	434,880
Intuitive Surgical, Inc.(1)	1,171	516,153
Medtronic PLC	7,897	632,787
Varian Medical Systems, Inc.(1)	1,212	140,095

		$3,289,803

Health Care Providers & Services — 1.7%
Aetna, Inc.	3,984	$713,335
Cardinal Health, Inc.	6,240	400,421
Centene Corp.(1)	1,503	163,196
Cigna Corp.	2,655	456,182
Envision Healthcare Corp.(1)	5,813	216,069
Express Scripts Holding Co.(1)	5,739	434,442
Henry Schein, Inc.(1)	4,987	379,012
UnitedHealth Group, Inc.	7,415	1,752,906

		$4,515,563

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	6,074	$1,017,030
Royal Caribbean Cruises, Ltd.	1,094	118,360
Starbucks Corp.	10,900	627,513
Wyndham Worldwide Corp.	1,441	164,577
Wynn Resorts, Ltd.	988	183,956

		$2,111,436

Household Durables — 0.2%
Garmin, Ltd.	2,491	$146,147
Leggett & Platt, Inc.	4,862	197,154
Lennar Corp., Class A	1,467	77,590
Lennar Corp., Class B	29	1,238
PulteGroup, Inc.	6,850	207,966

		$630,095

Household Products — 0.7%
Clorox Co. (The)	3,423	$401,176
Procter & Gamble Co. (The)	19,721	1,426,617

		$1,827,793

Independent Power and Renewable Electricity Producers — 0.0%(2)
NRG Energy, Inc.	2,933	$90,923

		$90,923

Industrial Conglomerates — 0.8%
3M Co.	766	$148,903
General Electric Co.	75,031	1,055,686
Honeywell International, Inc.	7,155	1,035,185

		$2,239,774

4

Security	Shares	Value
Insurance — 1.2%
Aflac, Inc.	9,922	$452,145
Arthur J. Gallagher & Co.	930	65,091
Assurant, Inc.	679	63,025
Chubb, Ltd.	5,198	705,213
Hartford Financial Services Group, Inc.	4,218	227,097
Lincoln National Corp.	1,230	86,887
Marsh & McLennan Cos., Inc.	5,740	467,810
Progressive Corp. (The)	5,389	324,903
Torchmark Corp.	3,865	335,250
Travelers Cos., Inc. (The)	2,841	373,875
Unum Group	3,100	149,978

		$3,251,274

Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)	2,476	$3,877,738
Booking Holdings, Inc.(1)	272	592,416
Netflix, Inc.(1)	2,537	792,711
TripAdvisor, Inc.(1)	3,538	132,392

		$5,395,257

Internet Software & Services — 2.4%
Akamai Technologies, Inc.(1)	544	$38,978
Alphabet, Inc., Class A(1)	1,850	1,884,373
Alphabet, Inc., Class C(1)	1,850	1,882,060
Facebook, Inc., Class A(1)	15,394	2,647,768
VeriSign, Inc.(1)	1,030	120,943

		$6,574,122

IT Services — 1.8%
Accenture PLC, Class A	2,125	$321,300
Fidelity National Information Services, Inc.	4,870	462,504
Global Payments, Inc.	1,927	217,847
International Business Machines Corp.	6,109	885,561
Mastercard, Inc., Class A	6,379	1,137,184
Total System Services, Inc.	2,648	222,591
Visa, Inc., Class A	13,751	1,744,727

		$4,991,714

Leisure Products — 0.1%
Mattel, Inc.	10,124	$149,835

		$149,835

Life Sciences Tools & Services — 0.2%
PerkinElmer, Inc.	4,507	$330,634
Waters Corp.(1)	696	131,133

		$461,767

Machinery — 0.5%
Cummins, Inc.	2,381	$380,627
Flowserve Corp.	3,157	140,202
Fortive Corp.	2,243	157,705
Illinois Tool Works, Inc.	919	130,516
Ingersoll-Rand PLC	458	38,422
PACCAR, Inc.	3,249	206,864

5

Security	Shares	Value
Pentair PLC	2,975	$200,158
Xylem, Inc.	1,351	98,488

		$1,352,982

Media — 1.2%
Comcast Corp., Class A	37,172	$1,166,829
Discovery Inc., Class A(1)	7,838	185,369
Discovery Inc., Class C(1)	6,902	153,362
News Corp., Class A	18,862	301,415
News Corp., Class B	1,881	30,566
Twenty-First Century Fox, Inc., Class B	8,096	292,023
Walt Disney Co. (The)	12,348	1,238,875

		$3,368,439

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	6,048	$91,990
Nucor Corp.	6,527	402,194

		$494,184

Multi-Utilities — 0.5%
Centerpoint Energy, Inc.	16,330	$413,639
CMS Energy Corp.	10,126	477,846
NiSource, Inc.	7,468	182,144
WEC Energy Group, Inc.	2,720	174,842

		$1,248,471

Multiline Retail — 0.2%
Dollar Tree, Inc.(1)	3,993	$382,889
Kohl’s Corp.	1,787	111,008

		$493,897

Oil, Gas & Consumable Fuels — 2.8%
Andeavor	3,199	$442,486
Cabot Oil & Gas Corp.	9,693	231,760
Chevron Corp.	14,537	1,818,724
Cimarex Energy Co.	2,203	221,600
Concho Resources, Inc.(1)	3,188	501,185
EQT Corp.	3,901	195,791
Exxon Mobil Corp.	30,054	2,336,698
Hess Corp.	7,631	434,891
Marathon Oil Corp.	11,707	213,653
Newfield Exploration Co.(1)	7,909	235,688
Noble Energy, Inc.	8,194	277,203
ONEOK, Inc.	8,175	492,299
Range Resources Corp.	8,611	119,262

		$7,521,240

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	3,304	$489,289

		$489,289

Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	12,243	$638,228
Johnson & Johnson	18,999	2,403,183
Merck & Co., Inc.	20,560	1,210,367
Nektar Therapeutics(1)	462	38,651
Pfizer, Inc.	46,047	1,685,781

		$5,976,210

6

Security	Shares	Value
Professional Services — 0.2%
Equifax, Inc.	1,811	$202,922
Verisk Analytics, Inc.(1)	3,497	372,256

		$575,178

Real Estate Management & Development — 0.0%(2)
CBRE Group, Inc., Class A(1)	2,422	$109,741

		$109,741

Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.	2,207	$259,168
Kansas City Southern	1,694	180,631
Union Pacific Corp.	6,849	915,232

		$1,355,031

Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	2,355	$205,709
Applied Materials, Inc.	10,845	538,671
Broadcom, Inc.	3,595	824,765
Intel Corp.	29,030	1,498,529
NVIDIA Corp.	3,871	870,588
Qorvo, Inc.(1)	1,869	125,971
QUALCOMM, Inc.	10,123	516,374
Texas Instruments, Inc.	7,335	743,989

		$5,324,596

Software — 2.8%
Adobe Systems, Inc.(1)	3,710	$822,136
CA, Inc.	10,105	351,654
Microsoft Corp.	48,192	4,506,916
Oracle Corp.	22,353	1,020,861
Red Hat, Inc.(1)	3,339	544,457
Symantec Corp.	9,169	254,807

		$7,500,831

Specialty Retail — 1.0%
Best Buy Co., Inc.	2,587	$197,983
CarMax, Inc.(1)	2,118	132,375
Home Depot, Inc. (The)	9,129	1,687,039
Ross Stores, Inc.	4,967	401,582
Tiffany & Co.	2,021	207,820

		$2,626,799

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	31,401	$5,189,329
NetApp, Inc.	2,400	159,792
Seagate Technology PLC	2,806	162,440

		$5,511,561

Textiles, Apparel & Luxury Goods — 0.4%
Michael Kors Holdings, Ltd.(1)	1,192	$81,557
PVH Corp.	2,492	397,897
Ralph Lauren Corp.	1,633	179,385
Tapestry, Inc.	2,960	159,159
Under Armour, Inc., Class A(1)	7,697	136,699
Under Armour, Inc., Class C(1)	5,671	87,050

		$1,041,747

7

Security	Shares	Value
Tobacco — 0.6%
Altria Group, Inc.	15,306	$858,820
Philip Morris International, Inc.	8,775	719,550

		$1,578,370

Trading Companies & Distributors — 0.2%
Fastenal Co.	2,960	$147,970
United Rentals, Inc.(1)	1,096	164,400
W.W. Grainger, Inc.	556	156,431

		$468,801

Water Utilities — 0.1%
American Water Works Co., Inc.	2,823	$244,415

		$244,415

Total Common Stocks (identified cost $120,775,690)		$129,924,544

Short-Term Investments — 47.5%

U.S. Treasury Obligations — 46.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills:
0.00%, 6/21/18(3)	$10,000	$9,976,200
0.00%, 7/19/18(3)	10,000	9,961,625
0.00%, 9/13/18	10,000	9,929,781
0.00%, 1/3/19	10,000	9,865,608
0.00%, 3/28/19	20,000	19,606,248

		$59,339,462

U.S. Treasury Notes:
0.75%, 2/15/19	$15,600	$15,421,453
1.00%, 5/15/18	10,000	9,997,497
1.00%, 9/15/18	15,000	14,944,922
1.25%, 10/31/18(3)	10,000	9,961,524
1.50%, 1/31/19	15,000	14,923,828

		$65,249,224

Total U.S. Treasury Obligations (identified cost $124,731,927)		$124,588,686

Other — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(4)	3,433,385	$3,433,041

Total Other (identified cost $3,432,992)		$3,433,041

Total Short-Term Investments (identified cost $128,164,919)		$128,021,727

8

Value
Total Investments — 95.7% (identified cost $248,940,609)	$257,946,271

Total Written Options — (0.2)% (premiums received $1,306,126)	$(608,785)

Other Assets, Less Liabilities — 4.5%	$12,067,767

Net Assets — 100.0%	$269,405,253

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05% or (0.05)%, as applicable.

(3)	Security (or a portion thereof) has been pledged as collateral for written options.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2018 was $47,492.

Written Call Options — (0.0)%(2)

Exchange-Traded Options — (0.0)%(2)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	33	$8,738,565	$2,730	5/2/18	$(247)
S&P 500 Index	35	9,268,175	2,700	5/4/18	(5,338)
S&P 500 Index	43	11,386,615	2,725	5/7/18	(2,902)
S&P 500 Index	46	12,181,030	2,740	5/9/18	(3,220)
S&P 500 Index	38	10,062,590	2,735	5/11/18	(5,320)
S&P 500 Index	37	9,797,785	2,750	5/14/18	(3,700)
S&P 500 Index	45	11,916,225	2,780	5/16/18	(2,587)
S&P 500 Index	45	11,916,225	2,740	5/18/18	(12,488)
S&P 500 Index	45	11,916,225	2,750	5/21/18	(10,238)
S&P 500 Index	43	11,386,615	2,715	5/23/18	(35,475)
S&P 500 Index	35	9,268,175	2,745	5/25/18	(13,825)
S&P 500 Index	40	10,592,200	2,725	5/29/18	(30,600)

Total					$(125,940)

Written Put Options — (0.2)%

Exchange-Traded Options — (0.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	30	$7,944,150	$2,510	5/2/18	$(450)
S&P 500 Index	42	11,121,810	2,480	5/4/18	(1,785)
S&P 500 Index	40	10,592,200	2,510	5/7/18	(4,200)
S&P 500 Index	40	10,592,200	2,535	5/9/18	(10,900)
S&P 500 Index	10	2,648,050	2,600	5/9/18	(9,400)
S&P 500 Index	45	11,916,225	2,545	5/11/18	(21,600)
S&P 500 Index	43	11,386,615	2,590	5/14/18	(48,160)

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Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	45	$11,916,225	$2,625	5/16/18	$(98,775)
S&P 500 Index	45	11,916,225	2,575	5/18/18	(56,250)
S&P 500 Index	45	11,916,225	2,590	5/21/18	(72,450)
S&P 500 Index	45	11,916,225	2,525	5/23/18	(37,125)
S&P 500 Index	35	9,268,175	2,575	5/25/18	(59,150)
S&P 500 Index	40	10,592,200	2,565	5/29/18	(62,600)

Total					$(482,845)

At April 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premium received from writing options can offset the equity risk premium foregone.

At April 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $608,785.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$129,924,544 *	$—	$—	$129,924,544
Short-Term Investments -
U.S. Treasury Obligations	—	124,588,686	—	124,588,686
Other	—	3,433,041	—	3,433,041
Total Investments	$129,924,544	$128,021,727	$—	$257,946,271

Liability Description
Written Call Options	$(125,940)	$—	$—	$(125,940)
Written Put Options	(482,845)	—	—	(482,845)
Total	$(608,785)	$—	$—	$(608,785)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018